Templeton Income Trust
Statement of Investments, September 30, 2019 (unaudited)
Templeton Emerging Markets Bond Fund
		Shares		Value
	Common Stocks 0.0%†
	South Africa 0.0%†
[a,b,c]	K2016470219 South Africa Ltd., A	2,171,539		$1,434
[a,b,c]	K2016470219 South Africa Ltd., B	619,903		409
	Total Common Stocks (Cost $14,998)			1,843
		Principal Amount*
	Foreign Government and Agency Securities 44.6%
	Argentina 3.1%
	Argentina Treasury Bill,
	Strip, 3/30/20	31,911,100	ARS	431,324
	Strip, 4/28/20	16,455,000	ARS	222,416
	Strip, 5/28/20	1,542,000	ARS	13,241
	Strip, 7/29/20	3,585,000	ARS	33,920
	Strip, 10/29/20	9,646,000	ARS	72,859
	Argentine Bonos del Tesoro,
	18.20%, 10/03/21	15,018,000	ARS	72,413
	16.00%, 10/17/23	44,547,000	ARS	237,008
	senior note, 15.50%, 10/17/26	49,512,000	ARS	262,516
	Government of Argentina,
	[d] FRN, 67.42%, (ARPP7DRR), 6/21/20	5,545,000	ARS	41,626
	[e] Index Linked, 4.00%, 3/06/20	225,000	ARS	2,414
	senior note, 4.50%, 2/13/20	359,000		117,651
				1,507,388
	Brazil 16.5%
	Letra Tesouro Nacional,
	Strip, 4/01/21	220[f]	BRL	49,133
	Strip, 7/01/21	4,760[f]	BRL	1,047,313
	Strip, 1/01/22	340[f]	BRL	72,408
	Nota do Tesouro Nacional,
	10.00%, 1/01/23	2,500[f]	BRL	668,943
	10.00%, 1/01/25	6,360[f]	BRL	1,753,469
	10.00%, 1/01/27	14,070[f]	BRL	3,970,082
	10.00%, 1/01/29	1,660[f]	BRL	476,289
				8,037,637
	Colombia 1.8%
	Government of Colombia,
	senior bond, 7.75%, 4/14/21	58,000,000	COP	17,361
	senior bond, 9.85%, 6/28/27	13,000,000	COP	4,752
	Titulos de Tesoreria,
	B, 7.75%, 9/18/30	381,800,000	COP	124,946
	B, 7.00%, 6/30/32	107,000,000	COP	33,035
	senior bond, B, 11.00%, 7/24/20	59,000,000	COP	17,844
	senior bond, B, 7.00%, 5/04/22	132,000,000	COP	39,957
	senior bond, B, 10.00%, 7/24/24	383,000,000	COP	132,704
	senior bond, B, 7.50%, 8/26/26	1,199,800,000	COP	383,122
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund (continued)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Colombia (continued)
	Titulos de Tesoreria, (continued)
	senior bond, B, 6.00%, 4/28/28	428,400,000	COP	$124,637
				878,358
	Ethiopia 0.4%
[g]	Government of Ethiopia, 144A, 6.625%, 12/11/24	200,000		208,535
	Ghana 4.6%
	Ghana Treasury Note,
	17.24%, 11/11/19	50,000	GHS	9,193
	17.18%, 1/06/20	110,000	GHS	20,210
	16.50%, 3/16/20	1,220,000	GHS	223,560
	Government of Ghana,
	21.00%, 3/23/20	80,000	GHS	14,949
	24.75%, 3/01/21	100,000	GHS	19,823
	16.25%, 5/17/21	1,140,000	GHS	203,035
	24.50%, 6/21/21	730,000	GHS	145,089
	24.75%, 7/19/21	540,000	GHS	107,613
	19.50%, 10/18/21	885,000	GHS	164,097
	18.75%, 1/24/22	320,000	GHS	58,395
	17.60%, 11/28/22	100,000	GHS	17,728
	16.50%, 2/06/23	810,000	GHS	139,457
	19.75%, 3/25/24	270,000	GHS	49,893
	19.00%, 11/02/26	810,000	GHS	143,397
	senior bond, 19.75%, 3/15/32	1,212,000	GHS	217,999
	senior note, 21.50%, 3/09/20	110,000	GHS	20,527
	senior note, 18.50%, 6/01/20	70,000	GHS	12,935
	senior note, 18.25%, 9/21/20	100,000	GHS	18,475
	senior note, 24.00%, 11/23/20	1,820,000	GHS	353,673
	senior note, 16.50%, 3/22/21	1,710,000	GHS	307,725
	senior note, 18.25%, 7/25/22	50,000	GHS	9,017
				2,256,790
	Indonesia 4.9%
	Government of Indonesia,
	senior bond, FR56, 8.375%, 9/15/26	1,866,000,000	IDR	141,208
	senior bond, FR59, 7.00%, 5/15/27	8,082,000,000	IDR	563,520
	senior bond, FR61, 7.00%, 5/15/22	17,288,000,000	IDR	1,237,197
	senior bond, FR63, 5.625%, 5/15/23	5,925,000,000	IDR	406,172
	senior bond, FR73, 8.75%, 5/15/31	414,000,000	IDR	31,888
				2,379,985
	Mexico 8.3%
	Government of Mexico,
	senior bond, M, 8.00%, 6/11/20	101,700[h]	MXN	519,709
	senior bond, M, 6.50%, 6/10/21	30,700[h]	MXN	155,188
	senior bond, M, 6.50%, 6/09/22	273,700[h]	MXN	1,380,879
	senior bond, M, 8.00%, 12/07/23	2,000[h]	MXN	10,617
	senior bond, M 20, 10.00%, 12/05/24	87,800[h]	MXN	509,091
  |  2

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund (continued)
			Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Mexico (continued)
	Government of Mexico, (continued)
	senior note, M, 5.00%, 12/11/19		30,000[h]	MXN	$151,282
	senior note, M, 7.25%, 12/09/21		253,300[h]	MXN	1,298,673
					4,025,439
	Senegal 0.5%
[g]	Government of Senegal, 144A, 6.25%, 7/30/24		200,000		217,420
	Thailand 4.5%
	Bank of Thailand Bond,
	senior bond, 1.57%, 9/25/20		1,161,000	THB	38,005
	senior note, 1.77%, 3/27/20		46,268,000	THB	1,514,687
	senior note, 1.82%, 8/27/20		1,985,000	THB	65,109
	senior note, 1.95%, 11/26/20		16,761,000	THB	551,256
					2,169,057
	Total Foreign Government and Agency Securities (Cost $28,696,131)				21,680,609
	Quasi-Sovereign and Corporate Bonds 1.2%
	Costa Rica 1.2%
[b,c]	Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33		556,680		563,567
	South Africa 0.0%†
[b,g,i]	K2016470219 South Africa Ltd.,
	senior secured note, 144A, PIK, 3.00%, 12/31/22		172,105		214
	senior secured note, 144A, PIK, 8.00%, 12/31/22		43,794	EUR	119
[b,g,i]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22		117,301		552
					885
	Total Quasi-Sovereign and Corporate Bonds (Cost $876,826)				564,452
		Number of Contracts	Notional Amount*
	Options Purchased 0.4%
	Calls - Over-the-Counter
	Currency Options 0.2%
	AUD/JPY, Counterparty CITI, February Strike Price 82.35 JPY, Expires 2/12/20	1	39,000	AUD	6
	AUD/JPY, Counterparty CITI, May Strike Price 84.00 JPY, Expires 5/06/20	1	172,000	AUD	53
	AUD/JPY, Counterparty CITI, May Strike Price 86.63 JPY, Expires 5/06/20	1	189,000	AUD	29
	AUD/JPY, Counterparty CITI, May Strike Price 85.50 JPY, Expires 5/07/20	1	689,000	AUD	136
	AUD/JPY, Counterparty CITI, November Strike Price 84.33 JPY, Expires 11/12/20	1	129,000	AUD	192
	AUD/USD, Counterparty HSBK, April Strike Price $0.77, Expires 4/30/20	1	215,000	AUD	87
	AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/04/20	1	270,000	AUD	128
	AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/07/20	1	172,000	AUD	66
	USD/MXN, Counterparty CITI, December Strike Price 20.50 MXN, Expires 12/05/19	1	263,000		2,057
	USD/MXN, Counterparty CITI, May Strike Price 20.50 MXN, Expires 5/11/20	1	952,000		30,731
  |  3

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty CITI, May Strike Price 20.92 MXN, Expires 5/12/20	1	567,000		$14,332
USD/MXN, Counterparty CITI, May Strike Price 20.87 MXN, Expires 5/14/20	1	639,000		16,892
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	199,000		6,274
USD/MXN, Counterparty JPHQ, November Strike Price 20.11 MXN, Expires 11/14/19	1	320,000		2,842
USD/MXN, Counterparty JPHQ, November Strike Price 20.11 MXN, Expires 11/14/19	1	320,000		2,842
USD/MXN, Counterparty JPHQ, November Strike Price 22.35 MXN, Expires 11/14/19	1	320,000		112
USD/MXN, Counterparty JPHQ, December Strike Price 20.14 MXN, Expires 12/19/19	1	120,000		1,835
USD/MXN, Counterparty JPHQ, March Strike Price 20.89 MXN, Expires 3/05/20	1	240,000		3,902
USD/MXN, Counterparty JPHQ, May Strike Price 20.93 MXN, Expires 5/13/20	1	365,000		9,230
				91,746
Puts - Over-the-Counter
Currency Options 0.2%
AUD/JPY, Counterparty CITI, May Strike Price 69.54 JPY, Expires 5/06/20	1	138,000	AUD	1,550
AUD/JPY, Counterparty CITI, May Strike Price 70.65 JPY, Expires 5/06/20	1	86,000	AUD	1,216
AUD/JPY, Counterparty CITI, May Strike Price 74.48 JPY, Expires 5/06/20	1	637,000	AUD	19,533
AUD/JPY, Counterparty CITI, May Strike Price 75.05 JPY, Expires 5/06/20	1	258,000	AUD	8,816
AUD/JPY, Counterparty CITI, May Strike Price 65.55 JPY, Expires 5/07/20	1	344,000	AUD	1,722
AUD/JPY, Counterparty CITI, May Strike Price 73.25 JPY, Expires 5/07/20	1	344,000	AUD	8,310
AUD/JPY, Counterparty CITI, November Strike Price 66.78 JPY, Expires 11/12/20	1	64,000	AUD	855
AUD/JPY, Counterparty CITI, November Strike Price 69.18 JPY, Expires 11/12/20	1	39,000	AUD	740
AUD/JPY, Counterparty CITI, November Strike Price 72.78 JPY, Expires 11/12/20	1	161,000	AUD	5,202
AUD/JPY, Counterparty CITI, November Strike Price 74.00 JPY, Expires 11/12/20	1	116,000	AUD	4,468
AUD/USD, Counterparty HSBK, April Strike Price $0.66, Expires 4/30/20	1	573,000	AUD	4,588
AUD/USD, Counterparty HSBK, April Strike Price $0.68, Expires 4/30/20	1	286,000	AUD	4,611
AUD/USD, Counterparty HSBK, May Strike Price $0.65, Expires 5/04/20	1	722,000	AUD	2,903
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/04/20	1	358,000	AUD	5,176
AUD/USD, Counterparty HSBK, May Strike Price $0.66, Expires 5/05/20	1	287,000	AUD	2,971
AUD/USD, Counterparty HSBK, May Strike Price $0.65, Expires 5/07/20	1	344,000	AUD	2,487
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/07/20	1	172,000	AUD	2,586
AUD/USD, Counterparty MSCO, November Strike Price $0.67, Expires 11/14/19	1	1,000	AUD	6
USD/MXN, Counterparty CITI, May Strike Price 18.31 MXN, Expires 5/14/20	1	160,000		496
USD/MXN, Counterparty JPHQ, March Strike Price 18.74 MXN, Expires 3/05/20	1	180,000		624
USD/MXN, Counterparty MSCO, December Strike Price 18.96 MXN, Expires 12/03/19	1	961,000		1,472
USD/MXN, Counterparty MSCO, December Strike Price 20.31 MXN, Expires 12/03/19	1	481,000		13,511
				93,843
Total Options Purchased (Cost $232,085)				185,589
Total Investments before Short Term Investments (Cost $29,820,040)				22,432,493
  |  4

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund (continued)
			Principal Amount*		Value
	Short Term Investments 49.0%
	Foreign Government and Agency Securities 6.7%
	Brazil 2.1%
	Letra Tesouro Nacional,
	Strip, 1/01/20		3,520[f]	BRL	$836,412
	Strip, 4/01/20 - 7/01/20		840[f]	BRL	196,362
					1,032,774
	Egypt 2.8%
[j]	Egypt Treasury Bill, 10/01/19 - 12/24/19		22,500,000	EGP	1,358,055
	Mexico 1.2%
[j]	Mexico Treasury Bill,
	1/02/20 - 6/18/20		72,130[k]	MXN	35,401
	6/04/20		1,195,270[k]	MXN	576,750
					612,151
	Thailand 0.6%
[j]	Bank of Thailand Bill, 3/12/20 - 8/06/20		5,201,000	THB	168,338
	Bank of Thailand Bond, senior note, 1.34%, 2/26/20		3,590,000	THB	117,280
					285,618
	Total Foreign Government and Agency Securities (Cost $3,386,001)				3,288,598
	Total Investments before Money Market Funds (Cost $33,206,041)				25,721,091
			Shares

	Money Market Funds (Cost $20,544,289) 42.3%
	United States 42.3%
[l,m]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%		20,544,289		20,544,289
	Total Investments (Cost $53,750,330) 95.2%				46,265,380
	Options Written (0.2)%				(92,937)
	Other Assets, less Liabilities 5.0%				2,429,306
	Net Assets 100.0%				$48,601,749
		Number of Contracts	Notional Amount*
	Options Written (0.2)%
	Calls - Over-the-Counter
	Currency Options (0.1)%
	AUD/JPY, Counterparty CITI, November Strike Price 79.77 JPY, Expires 11/06/19	1	413,000	AUD	(4)
	AUD/JPY, Counterparty CITI, November Strike Price 80.15 JPY, Expires 11/06/19	1	172,000	AUD	(1)
	AUD/JPY, Counterparty CITI, November Strike Price 80.60 JPY, Expires 11/08/19	1	344,000	AUD	(2)
	AUD/JPY, Counterparty CITI, February Strike Price 77.28 JPY, Expires 2/12/20	1	129,000	AUD	(231)
	AUD/JPY, Counterparty CITI, February Strike Price 78.18 JPY, Expires 2/12/20	1	77,000	AUD	(86)
	AUD/JPY, Counterparty CITI, February Strike Price 79.45 JPY, Expires 2/12/20	1	116,000	AUD	(66)
  |  5

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Written (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
AUD/JPY, Counterparty CITI, February Strike Price 80.32 JPY, Expires 2/12/20	1	129,000	AUD	$(48)
AUD/JPY, Counterparty CITI, May Strike Price 78.60 JPY, Expires 5/06/20	1	275,000	AUD	(607)
AUD/JPY, Counterparty CITI, May Strike Price 79.10 JPY, Expires 5/06/20	1	172,000	AUD	(312)
AUD/JPY, Counterparty CITI, May Strike Price 77.35 JPY, Expires 5/07/20	1	689,000	AUD	(2,504)
AUD/USD, Counterparty HSBK, April Strike Price $0.71, Expires 4/30/20	1	215,000	AUD	(1,010)
AUD/USD, Counterparty HSBK, May Strike Price $0.71, Expires 5/04/20	1	270,000	AUD	(1,507)
AUD/USD, Counterparty HSBK, November Strike Price $0.71, Expires 11/05/20	1	172,000	AUD	(1,747)
AUD/USD, Counterparty HSBK, November Strike Price $0.80, Expires 11/05/20	1	344,000	AUD	(386)
AUD/USD, Counterparty HSBK, April Strike Price $0.81, Expires 4/29/21	1	430,000	AUD	(920)
AUD/USD, Counterparty HSBK, May Strike Price $0.80, Expires 5/04/21	1	542,000	AUD	(1,345)
AUD/USD, Counterparty HSBK, May Strike Price $0.78, Expires 5/05/21	1	287,000	AUD	(1,196)
AUD/USD, Counterparty MSCO, November Strike Price $0.72, Expires 11/14/19	1	1,000	AUD	(—)
USD/MXN, Counterparty CITI, May Strike Price 19.55 MXN, Expires 5/11/20	1	317,000		(17,932)
USD/MXN, Counterparty CITI, May Strike Price 22.55 MXN, Expires 5/11/20	1	317,000		(3,259)
USD/MXN, Counterparty CITI, May Strike Price 19.82 MXN, Expires 5/12/20	1	227,000		(11,026)
USD/MXN, Counterparty CITI, May Strike Price 23.85 MXN, Expires 5/12/20	1	227,000		(1,282)
USD/MXN, Counterparty CITI, May Strike Price 22.85 MXN, Expires 5/14/20	1	320,000		(2,907)
USD/MXN, Counterparty CITI, May Strike Price 22.91 MXN, Expires 5/21/20	1	61,000		(568)
USD/MXN, Counterparty JPHQ, November Strike Price 21.00 MXN, Expires 11/14/19	1	639,000		(1,318)
USD/MXN, Counterparty JPHQ, May Strike Price 23.76 MXN, Expires 5/13/20	1	183,000		(1,083)
				(51,347)
Puts - Over-the-Counter
Currency Options (0.1)%
USD/MXN, Counterparty CITI, May Strike Price 19.55 MXN, Expires 5/11/20	1	317,000		(4,663)
USD/MXN, Counterparty CITI, May Strike Price 19.69 MXN, Expires 5/12/20	1	113,000		(1,941)
USD/MXN, Counterparty CITI, May Strike Price 19.24 MXN, Expires 5/14/20	1	479,000		(4,953)
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	199,000		(7,684)
USD/MXN, Counterparty CITI, May Strike Price 19.09 MXN, Expires 5/21/20	1	61,000		(534)
USD/MXN, Counterparty JPHQ, November Strike Price 19.44 MXN, Expires 11/13/19	1	183,000		(712)
USD/MXN, Counterparty JPHQ, November Strike Price 19.36 MXN, Expires 11/14/19	1	320,000		(959)
USD/MXN, Counterparty JPHQ, December Strike Price 19.36 MXN, Expires 12/19/19	1	120,000		(660)
USD/MXN, Counterparty JPHQ, March Strike Price 19.45 MXN, Expires 3/05/20	1	360,000		(3,802)
USD/MXN, Counterparty MSCO, December Strike Price 19.74 MXN, Expires 12/03/19	1	1,442,000		(15,682)
				(41,590)
Total Options Written (Premiums received $179,343)				(92,937)
  |  6

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund (continued)
†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
[c]See Note 5 regarding restricted securities.
[d]The coupon rate shown represents the rate at period end.
[e]Redemption price at maturity and coupon payment are adjusted for inflation.
[f]Principal amount is stated in 1,000 Brazilian Real Units.
[g]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $425,955, representing 0.9% of net assets.
[h]Principal amount is stated in 100 Mexican Peso Units.
[i]Income may be received in additional securities and/or cash.
[j]The security was issued on a discount basis with no stated coupon rate.
[k]Principal amount is stated in 10 Mexican Peso Units.
[l]See Note 6 regarding investments in affiliated management investment companies.
[m]The rate shown is the annualized seven-day effective yield at period end.
At September 30, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	2,747,303	680,278	10/02/19	$ —	$(19,359)
Brazilian Real	JPHQ	Sell	2,747,303	661,124	10/02/19	205	—
Euro	DBAB	Sell	304,900	347,205	10/08/19	14,674	—
Australian Dollar	JPHQ	Buy	104,250	70,645	10/11/19	—	(252)
Australian Dollar	JPHQ	Sell	104,250	74,819	10/11/19	4,426	—
Australian Dollar	CITI	Buy	92,550	62,841	10/15/19	—	(338)
Australian Dollar	CITI	Sell	92,550	66,327	10/15/19	3,825	—
Australian Dollar	GSCO	Buy	350,000	238,151	10/15/19	—	(1,783)
Australian Dollar	GSCO	Sell	350,000	250,362	10/15/19	13,995	—
Australian Dollar	JPHQ	Buy	104,250	70,653	10/15/19	—	(249)
Australian Dollar	JPHQ	Sell	104,250	74,723	10/15/19	4,319	—
Euro	BNDP	Sell	625,000	714,566	10/15/19	32,532	—
Euro	DBAB	Sell	66,500	76,019	10/15/19	3,451	—
Australian Dollar	DBAB	Buy	96,667	65,782	10/16/19	—	(497)
Australian Dollar	DBAB	Sell	96,667	69,631	10/16/19	4,346	—
Euro	DBAB	Sell	93,337	107,133	10/16/19	5,270	—
Japanese Yen	HSBK	Buy	63,519,050	592,126	10/21/19	—	(3,704)
Japanese Yen	HSBK	Sell	12,905,000	121,973	10/21/19	2,425	—
Japanese Yen	JPHQ	Buy	40,019,110	372,774	10/21/19	—	(2,048)
Japanese Yen	JPHQ	Sell	30,090,000	283,401	10/21/19	4,655	—
Euro	UBSW	Sell	25,815	29,656	10/23/19	1,466	—
Euro	DBAB	Sell	128,180	146,330	10/24/19	6,349	—
Euro	UBSW	Sell	660,000	757,941	10/24/19	37,176	—
Euro	DBAB	Sell	137,583	155,744	10/30/19	5,419	—
Euro	CITI	Sell	309,594	350,554	11/04/19	12,177	—
Australian Dollar	BNDP	Buy	492,000	338,013	11/06/19	—	(5,494)
Australian Dollar	BNDP	Sell	492,000	346,358	11/06/19	13,839	—
Euro	BNDP	Sell	1,000,000	1,137,350	11/06/19	44,241	—
  |  7

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	CITI	Buy	92,225	62,666		11/13/19	$ —	$(324)
Australian Dollar	CITI	Sell	92,225	64,539		11/13/19	2,197	—
Australian Dollar	JPHQ	Buy	104,250	70,706		11/13/19	—	(235)
Australian Dollar	JPHQ	Sell	104,250	73,056		11/13/19	2,585	—
Australian Dollar	CITI	Buy	92,225	62,669		11/15/19	—	(323)
Australian Dollar	CITI	Sell	92,225	64,604		11/15/19	2,258	—
Australian Dollar	DBAB	Buy	96,667	65,850		11/18/19	—	(495)
Australian Dollar	DBAB	Sell	96,667	67,449		11/18/19	2,095	—
Euro	DBAB	Sell	93,331	106,488		11/18/19	4,387	—
Euro	BOFA	Sell	32,247	36,595		11/20/19	1,314	—
Euro	JPHQ	Buy	27,350	30,564		11/20/19	—	(640)
Euro	JPHQ	Sell	27,350	31,057		11/20/19	1,133	—
Australian Dollar	JPHQ	Sell	104,250	7,493,813	JPY	11/21/19	—	(931)
Euro	JPHQ	Buy	27,350	30,566		11/21/19	—	(640)
Euro	JPHQ	Sell	27,350	30,985		11/21/19	1,059	—
Euro	UBSW	Sell	25,815	29,257		11/21/19	1,011	—
Euro	HSBK	Sell	21,880	2,581,504	JPY	11/22/19	20	—
Euro	JPHQ	Buy	27,350	30,568		11/22/19	—	(640)
Euro	JPHQ	Sell	27,350	30,497		11/22/19	569	—
Japanese Yen	CITI	Buy	5,569,100	52,663		11/26/19	—	(957)
Japanese Yen	CITI	Sell	5,569,100	52,683		11/26/19	977	—
Japanese Yen	JPHQ	Buy	3,959,600	37,409		11/27/19	—	(644)
Australian Dollar	BOFA	Buy	763,000	520,007		11/29/19	—	(4,007)
Australian Dollar	BOFA	Sell	763,000	531,422		11/29/19	15,421	—
Euro	BZWS	Sell	118,000	133,423		11/29/19	4,242	—
Euro	DBAB	Sell	137,637	155,636		11/29/19	4,958	—
Japanese Yen	JPHQ	Buy	25,629,100	240,186		12/05/19	—	(2,038)
Japanese Yen	HSBK	Buy	78,717,570	738,029		12/06/19	—	(6,499)
Japanese Yen	JPHQ	Buy	26,661,670	249,926		12/06/19	—	(2,156)
Euro	DBAB	Sell	304,900	348,598		12/09/19	14,488	—
Euro	DBAB	Sell	393,000	451,144		12/11/19	20,410	—
Australian Dollar	BNDP	Sell	492,000	36,082,984	JPY	12/12/19	2,684	—
Australian Dollar	HSBK	Sell	190,000	14,255,650	JPY	12/12/19	4,023	—
Australian Dollar	JPHQ	Sell	80,000	5,996,328	JPY	12/12/19	1,638	—
Australian Dollar	DBAB	Buy	423,000	288,317		12/16/19	—	(2,106)
Australian Dollar	DBAB	Sell	423,000	294,641		12/16/19	8,430	—
Euro	BOFA	Sell	16,123	18,381		12/18/19	697	—
Euro	DBAB	Sell	713,000	812,535		12/18/19	30,550	—
Japanese Yen	HSBK	Buy	65,997,000	615,915		12/19/19	—	(1,731)
Japanese Yen	JPHQ	Buy	32,418,620	302,711		12/20/19	—	(982)
Australian Dollar	JPHQ	Sell	130,000	9,535,368	JPY	1/14/20	894	—
Australian Dollar	JPHQ	Buy	104,250	70,814		1/15/20	—	(222)
Australian Dollar	JPHQ	Sell	104,250	73,039		1/15/20	2,446	—
Australian Dollar	DBAB	Buy	96,666	65,955		1/16/20	—	(496)
Australian Dollar	DBAB	Sell	96,666	67,904		1/16/20	2,445	—
Euro	DBAB	Sell	93,332	106,492		1/16/20	3,897	—
  |  8

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	SCNY	Sell	1,522,000	113,038,940	JPY	2/03/20	$24,348	$ —
Euro	DBAB	Sell	548,000	620,044		2/03/20	16,932	—
Australian Dollar	JPHQ	Sell	104,250	7,460,286	JPY	2/21/20	—	(922)
Australian Dollar	CITI	Sell	138,685	9,914,738	JPY	2/25/20	—	(1,303)
Australian Dollar	JPHQ	Sell	531,500	38,116,256	JPY	2/25/20	—	(3,885)
Euro	HSBK	Sell	21,880	2,581,905	JPY	2/25/20	23	—
Japanese Yen	CITI	Buy	5,875,300	55,939		2/26/20	—	(1,006)
Japanese Yen	CITI	Sell	5,875,300	55,953		2/26/20	1,020	—
Japanese Yen	CITI	Buy	4,006,200	38,106		2/27/20	—	(646)
Japanese Yen	JPHQ	Buy	3,959,600	37,661		2/27/20	—	(637)
Euro	BZWS	Sell	236,000	265,204		2/28/20	5,033	—
Japanese Yen	CITI	Buy	68,502,000	656,159		2/28/20	—	(15,594)
Japanese Yen	CITI	Sell	41,000,000	390,498		2/28/20	7,106	—
Australian Dollar	CITI	Sell	763,000	54,644,178	JPY	3/06/20	—	(6,077)
Japanese Yen	HSBK	Buy	30,849,580	290,782		3/06/20	—	(2,184)
Japanese Yen	JPHQ	Buy	29,299,370	276,469		3/06/20	—	(2,373)
Australian Dollar	JPHQ	Sell	110,000	8,208,811	JPY	3/12/20	2,237	—
Australian Dollar	HSBK	Sell	50,000	3,717,525	JPY	3/13/20	889	—
Japanese Yen	HSBK	Buy	95,675,980	900,449		3/23/20	—	(4,469)
Japanese Yen	JPHQ	Buy	64,767,620	609,069		3/23/20	—	(2,538)
Japanese Yen	JPHQ	Sell	50,347,251	479,550		3/23/20	8,062	—
Japanese Yen	JPHQ	Buy	16,809,900	159,582		3/24/20	—	(2,152)
Euro	HSBK	Sell	21,880	2,586,707	JPY	3/25/20	63	—
Euro	BZWS	Sell	118,000	130,743		3/31/20	379	—
Brazilian Real	JPHQ	Buy	2,747,303	654,619		4/01/20	—	(794)
Australian Dollar	JPHQ	Sell	104,250	7,435,057	JPY	5/21/20	—	(914)
Euro	HSBK	Sell	21,880	2,583,539	JPY	5/22/20	28	—
Japanese Yen	HSBK	Buy	30,849,590	292,470		6/08/20	—	(2,228)
Japanese Yen	JPHQ	Buy	29,299,380	278,096		6/08/20	—	(2,439)
Australian Dollar	HSBK	Sell	50,000	3,707,175	JPY	6/12/20	920	—
Australian Dollar	JPHQ	Sell	130,000	9,643,550	JPY	6/12/20	2,438	—
Japanese Yen	JPHQ	Buy	32,418,620	306,554		6/22/20	—	(1,292)
Japanese Yen	BNDP	Buy	81,925,100	782,481		6/24/20	—	(10,961)
Japanese Yen	BNDP	Sell	36,200,000	343,712		6/24/20	2,803	—
Australian Dollar	JPHQ	Sell	104,250	7,409,037	JPY	8/21/20	—	(904)
Australian Dollar	CITI	Sell	138,315	9,817,437	JPY	8/24/20	—	(1,308)
Australian Dollar	JPHQ	Sell	531,500	37,850,772	JPY	8/24/20	—	(3,838)
Euro	HSBK	Sell	21,880	2,585,485	JPY	8/24/20	35	—
Japanese Yen	CITI	Buy	42,920,000	415,290		8/31/20	—	(9,492)
Japanese Yen	HSBK	Buy	10,885,590	104,886		9/08/20	—	(1,917)
Total Forward Exchange Contracts							$423,934	$(139,663)
Net unrealized appreciation (depreciation)							$284,271

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

  |  9

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund (continued)
At September 30, 2019, the Fund had the following interest rate swap contracts outstanding. See  Note 3.
Interest Rate Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.914%	Semi-Annual	1/22/25	$440,000	$(8,813)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.970%	Semi-Annual	1/23/25	550,000	(12,647)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual	1/27/25	320,000	(7,444)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual	1/29/25	80,000	(1,711)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual	1/30/25	70,000	(1,512)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual	2/03/25	110,000	(1,653)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.794%	Semi-Annual	3/13/47	200,000	(49,102)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	102,000	(30,178)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	102,000	(30,707)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	102,000	(31,108)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.292%	Semi-Annual	10/26/48	600,000	(230,037)
Total Interest Rate Swap Contracts				$(404,912)
See Abbreviations on page 67.
  |  10

Templeton Income Trust
Statement of Investments, September 30, 2019 (unaudited)
Templeton Global Bond Fund
	Principal Amount*		Value
Foreign Government and Agency Securities 50.5%
Argentina 1.4%
Argentina Treasury Bill,
Strip, 3/30/20	7,863,401,000	ARS	$106,285,156
Strip, 4/28/20	3,812,246,000	ARS	51,528,585
Strip, 5/28/20	10,554,000	ARS	90,626
Strip, 7/29/20	2,094,402,000	ARS	19,816,196
Strip, 10/29/20	507,537,000	ARS	3,833,581
Argentine Bonos del Tesoro,
18.20%, 10/03/21	10,809,194,000	ARS	52,118,897
16.00%, 10/17/23	11,569,749,000	ARS	61,555,851
senior note, 15.50%, 10/17/26	18,801,412,000	ARS	99,686,474
Government of Argentina,
[a] FRN, 67.42%, (ARPP7DRR), 6/21/20	123,570,000	ARS	927,629
[a] FRN, 55.469%, (ARS Badlar + 2.00%), 4/03/22	700,128,000	ARS	5,174,308
[b] Index Linked, 4.00%, 3/06/20	46,573,000	ARS	499,682
senior note, 4.50%, 2/13/20	94,495,000		30,967,902
			432,484,887
Brazil 12.6%
Letra Tesouro Nacional,
Strip, 1/01/20	2,373,010[c]	BRL	563,867,520
Strip, 7/01/20	3,432,352[c]	BRL	797,399,501
Strip, 4/01/21	83,950[c]	BRL	18,748,804
Strip, 7/01/21	1,017,240[c]	BRL	223,816,957
Nota do Tesouro Nacional,
10.00%, 1/01/21	3,623,620[c]	BRL	922,109,303
10.00%, 1/01/23	3,288,561[c]	BRL	879,944,277
10.00%, 1/01/25	1,337,796[c]	BRL	368,833,913
			3,774,720,275
Colombia 1.5%
Government of Colombia,
senior bond, 7.75%, 4/14/21	45,050,000,000	COP	13,484,965
senior bond, 4.375%, 3/21/23	6,831,000,000	COP	1,928,107
senior bond, 9.85%, 6/28/27	10,884,000,000	COP	3,978,164
Titulos de Tesoreria,
B, 7.75%, 9/18/30	175,388,800,000	COP	57,396,985
senior bond, B, 11.00%, 7/24/20	88,998,000,000	COP	26,916,012
senior bond, B, 7.00%, 5/04/22	131,527,000,000	COP	39,813,749
senior bond, B, 10.00%, 7/24/24	518,579,000,000	COP	179,680,156
senior bond, B, 7.50%, 8/26/26	216,664,700,000	COP	69,185,762
senior bond, B, 6.00%, 4/28/28	236,008,100,000	COP	68,663,088
			461,046,988
Ghana 1.7%
Government of Ghana,
24.75%, 3/01/21	6,310,000	GHS	1,250,831
16.25%, 5/17/21	63,860,000	GHS	11,373,542
24.50%, 6/21/21	990,000	GHS	196,764
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  11

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
24.75%, 7/19/21	10,770,000	GHS	$2,146,282
18.75%, 1/24/22	337,130,000	GHS	61,521,418
17.60%, 11/28/22	3,220,000	GHS	570,852
19.75%, 3/25/24	337,130,000	GHS	62,298,461
19.00%, 11/02/26	1,011,340,000	GHS	179,040,302
senior bond, 19.75%, 3/15/32	1,011,340,000	GHS	181,907,223
senior note, 21.50%, 3/09/20	13,090,000	GHS	2,442,702
senior note, 18.50%, 6/01/20	4,390,000	GHS	811,177
senior note, 18.25%, 9/21/20	4,190,000	GHS	774,113
senior note, 16.50%, 3/22/21	15,240,000	GHS	2,742,527
			507,076,194
India 8.5%
Government of India,
senior bond, 8.20%, 2/15/22	7,698,000,000	INR	114,278,442
senior bond, 8.35%, 5/14/22	4,260,400,000	INR	63,557,726
senior bond, 8.08%, 8/02/22	4,089,000,000	INR	60,902,340
senior bond, 9.15%, 11/14/24	9,798,000,000	INR	153,974,714
senior bond, 8.24%, 2/15/27	2,500,000,000	INR	38,129,733
senior bond, 8.28%, 9/21/27	2,500,000,000	INR	38,250,938
senior bond, 8.60%, 6/02/28	5,000,000,000	INR	78,243,329
senior note, 7.80%, 4/11/21	9,845,400,000	INR	143,166,986
senior note, 8.79%, 11/08/21	7,315,000,000	INR	109,158,086
senior note, 8.15%, 6/11/22	19,499,000,000	INR	290,029,858
senior note, 6.84%, 12/19/22	2,217,000,000	INR	32,025,286
senior note, 7.16%, 5/20/23	4,378,700,000	INR	63,598,843
senior note, 8.83%, 11/25/23	42,330,900,000	INR	651,576,482
senior note, 6.79%, 5/15/27	16,759,700,000	INR	237,473,170
senior note, 7.17%, 1/08/28	33,416,000,000	INR	482,872,906
			2,557,238,839
Indonesia 9.0%
Government of Indonesia,
senior bond, FR31, 11.00%, 11/15/20	1,090,303,000,000	IDR	81,018,126
senior bond, FR34, 12.80%, 6/15/21	1,603,246,000,000	IDR	124,973,026
senior bond, FR35, 12.90%, 6/15/22	1,172,669,000,000	IDR	95,705,270
senior bond, FR37, 12.00%, 9/15/26	66,550,000,000	IDR	5,933,944
senior bond, FR39, 11.75%, 8/15/23	641,965,000,000	IDR	53,050,896
senior bond, FR40, 11.00%, 9/15/25	710,760,000,000	IDR	59,850,043
senior bond, FR42, 10.25%, 7/15/27	931,607,000,000	IDR	76,917,480
senior bond, FR43, 10.25%, 7/15/22	377,390,000,000	IDR	29,155,680
senior bond, FR44, 10.00%, 9/15/24	248,790,000,000	IDR	19,850,631
senior bond, FR46, 9.50%, 7/15/23	6,667,220,000,000	IDR	514,496,033
senior bond, FR47, 10.00%, 2/15/28	1,889,105,000,000	IDR	155,094,198
senior bond, FR53, 8.25%, 7/15/21	5,990,194,000,000	IDR	435,898,031
senior bond, FR56, 8.375%, 9/15/26	6,518,855,000,000	IDR	493,311,093
senior bond, FR61, 7.00%, 5/15/22	165,670,000,000	IDR	11,855,991
  |  12

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
			Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Indonesia (continued)
	Government of Indonesia, (continued)
	senior bond, FR63, 5.625%, 5/15/23		670,707,000,000	IDR	$45,978,507
	senior bond, FR70, 8.375%, 3/15/24		6,507,615,000,000	IDR	487,005,178
					2,690,094,127
	Mexico 13.3%
	Government of Mexico,
	senior bond, M, 8.00%, 6/11/20		493,499,700[d]	MXN	2,521,891,104
	senior bond, M, 6.50%, 6/10/21		281,607,150[d]	MXN	1,423,519,179
[e]	Mexican Udibonos, Index Linked, 2.50%, 12/10/20		6,878,777[f]	MXN	34,588,917
					3,979,999,200
	South Korea 2.1%
	Korea Monetary Stabilization Bond,
	senior note, 2.06%, 12/02/19		14,330,000,000	KRW	11,965,614
	senior note, 2.14%, 6/02/20		104,510,000,000	KRW	87,633,767
	senior note, 2.05%, 10/05/20		221,770,000,000	KRW	186,286,578
	senior note, 1.18%, 8/02/21		78,493,000,000	KRW	65,280,242
	Korea Treasury Bond,
	senior note, 1.75%, 6/10/20		53,978,000,000	KRW	45,161,995
	senior note, 1.375%, 9/10/21		117,740,000,000	KRW	98,258,257
	senior note, 2.00%, 12/10/21		143,866,000,000	KRW	121,716,995
					616,303,448
[g]	Supranational 0.4%
	Inter-American Development Bank, senior bond, 7.50%, 12/05/24		2,473,000,000	MXN	128,870,800
	Total Foreign Government and Agency Securities (Cost $18,280,725,725)				15,147,834,758
	U.S. Government and Agency Securities 2.7%
	United States 2.7%
	U.S. Treasury Note,
	1.50%, 8/31/21		365,185,000		364,136,521
	1.50%, 9/30/21		439,170,000		438,123,541
	Total U.S. Government and Agency Securities (Cost $801,929,591)				802,260,062
		Number of Contracts	Notional Amount*
	Options Purchased 0.9%
	Calls - Over-the-Counter
	Currency Options 0.5%
	AUD/JPY, Counterparty CITI, February Strike Price 82.35 JPY, Expires 2/12/20	1	31,140,000	AUD	4,435
	AUD/JPY, Counterparty CITI, May Strike Price 84.00 JPY, Expires 5/06/20	1	138,399,000	AUD	42,876
	AUD/JPY, Counterparty CITI, May Strike Price 86.63 JPY, Expires 5/06/20	1	152,240,000	AUD	23,428
	AUD/JPY, Counterparty CITI, May Strike Price 85.50 JPY, Expires 5/07/20	1	553,598,000	AUD	109,109
  |  13

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
AUD/JPY, Counterparty CITI, November Strike Price 84.33 JPY, Expires 11/12/20	1	103,800,000	AUD	$154,481
AUD/USD, Counterparty HSBK, April Strike Price $0.77, Expires 4/30/20	1	173,002,000	AUD	70,294
AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/04/20	1	217,980,000	AUD	103,135
AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/07/20	1	138,399,000	AUD	53,526
USD/JPY, Counterparty CITI, March Strike Price 111.15 JPY, Expires 3/20/20	1	455,358,000		1,493,119
USD/JPY, Counterparty CITI, March Strike Price 111.40 JPY, Expires 3/30/20	1	531,252,000		1,664,944
USD/JPY, Counterparty CITI, September Strike Price 112.24 JPY, Expires 9/22/20	1	588,172,000		2,950,271
USD/MXN, Counterparty CITI, December Strike Price 20.50 MXN, Expires 12/05/19	1	209,170,000		1,636,337
USD/MXN, Counterparty CITI, December Strike Price 18.83 MXN, Expires 12/09/19	1	115,129,000		6,607,714
USD/MXN, Counterparty CITI, December Strike Price 21.70 MXN, Expires 12/09/19	1	115,129,000		240,159
USD/MXN, Counterparty CITI, March Strike Price 20.78 MXN, Expires 3/09/20	1	191,881,000		3,498,182
USD/MXN, Counterparty CITI, May Strike Price 20.50 MXN, Expires 5/11/20	1	757,339,000		24,446,903
USD/MXN, Counterparty CITI, May Strike Price 20.92 MXN, Expires 5/12/20	1	450,797,000		11,394,796
USD/MXN, Counterparty CITI, May Strike Price 20.87 MXN, Expires 5/14/20	1	508,508,000		13,442,409
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	158,682,000		5,002,767
USD/MXN, Counterparty CITI, September Strike Price 21.94 MXN, Expires 9/03/20	1	479,699,000		12,350,810
USD/MXN, Counterparty CITI, September Strike Price 21.70 MXN, Expires 9/08/20	1	479,222,000		13,907,981
USD/MXN, Counterparty GSCO, March Strike Price 21.20 MXN, Expires 3/12/20	1	460,500,000		6,365,952
USD/MXN, Counterparty JPHQ, November Strike Price 20.11 MXN, Expires 11/14/19	1	254,254,000		2,258,030
USD/MXN, Counterparty JPHQ, November Strike Price 20.11 MXN, Expires 11/14/19	1	254,253,000		2,258,021
USD/MXN, Counterparty JPHQ, November Strike Price 22.35 MXN, Expires 11/14/19	1	254,253,000		88,989
USD/MXN, Counterparty JPHQ, December Strike Price 20.14 MXN, Expires 12/19/19	1	95,591,000		1,461,873
USD/MXN, Counterparty JPHQ, March Strike Price 20.89 MXN, Expires 3/05/20	1	191,421,000		3,111,931
USD/MXN, Counterparty JPHQ, May Strike Price 20.93 MXN, Expires 5/13/20	1	290,576,000		7,348,086
USD/MXN, Counterparty MSCO, December Strike Price 20.56 MXN, Expires 12/10/19	1	191,881,000		1,528,140
USD/MXN, Counterparty MSCO, December Strike Price 20.77 MXN, Expires 12/10/19	1	191,881,000		1,174,504
USD/MXN, Counterparty MSCO, March Strike Price 21.58 MXN, Expires 3/05/20	1	383,759,000		3,796,911
USD/MXN, Counterparty MSCO, March Strike Price 24.81 MXN, Expires 3/05/20	1	191,881,000		297,415
  |  14

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty MSCO, March Strike Price 21.36 MXN, Expires 3/10/20	1	719,549,000		$8,643,223
USD/MXN, Counterparty MSCO, March Strike Price 20.90 MXN, Expires 3/12/20	1	124,900,000		2,153,776
USD/MXN, Counterparty MSCO, June Strike Price 21.45 MXN, Expires 6/15/20	1	124,900,000		2,805,004
USD/MXN, Counterparty MSCO, September Strike Price 22.33 MXN, Expires 9/04/20	1	383,759,000		8,450,757
USD/MXN, Counterparty MSCO, September Strike Price 25.97 MXN, Expires 9/04/20	1	383,759,000		2,362,420
				153,302,708
Puts - Over-the-Counter
Currency Options 0.4%
AUD/JPY, Counterparty CITI, May Strike Price 69.54 JPY, Expires 5/06/20	1	110,720,000	AUD	1,243,141
AUD/JPY, Counterparty CITI, May Strike Price 70.65 JPY, Expires 5/06/20	1	69,200,000	AUD	978,408
AUD/JPY, Counterparty CITI, May Strike Price 74.48 JPY, Expires 5/06/20	1	512,080,000	AUD	15,702,590
AUD/JPY, Counterparty CITI, May Strike Price 75.05 JPY, Expires 5/06/20	1	207,600,000	AUD	7,093,835
AUD/JPY, Counterparty CITI, May Strike Price 65.55 JPY, Expires 5/07/20	1	276,799,000	AUD	1,385,498
AUD/JPY, Counterparty CITI, May Strike Price 73.25 JPY, Expires 5/07/20	1	276,800,000	AUD	6,686,882
AUD/JPY, Counterparty CITI, November Strike Price 66.78 JPY, Expires 11/12/20	1	51,900,000	AUD	693,137
AUD/JPY, Counterparty CITI, November Strike Price 69.18 JPY, Expires 11/12/20	1	31,140,000	AUD	591,193
AUD/JPY, Counterparty CITI, November Strike Price 72.78 JPY, Expires 11/12/20	1	129,750,000	AUD	4,192,029
AUD/JPY, Counterparty CITI, November Strike Price 74.00 JPY, Expires 11/12/20	1	93,420,000	AUD	3,597,914
AUD/USD, Counterparty HSBK, April Strike Price $0.66, Expires 4/30/20	1	461,329,000	AUD	3,693,520
AUD/USD, Counterparty HSBK, April Strike Price $0.68, Expires 4/30/20	1	230,668,000	AUD	3,718,486
AUD/USD, Counterparty HSBK, May Strike Price $0.65, Expires 5/04/20	1	581,280,000	AUD	2,337,141
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/04/20	1	288,332,000	AUD	4,168,929
AUD/USD, Counterparty HSBK, May Strike Price $0.66, Expires 5/05/20	1	230,666,000	AUD	2,388,099
AUD/USD, Counterparty HSBK, May Strike Price $0.65, Expires 5/07/20	1	276,800,000	AUD	2,001,469
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/07/20	1	138,400,000	AUD	2,081,150
AUD/USD, Counterparty MSCO, November Strike Price $0.67, Expires 11/14/19	1	149,000	AUD	877
USD/JPY, Counterparty CITI, March Strike Price 100.11 JPY, Expires 3/20/20	1	455,358,000		1,939,825
USD/JPY, Counterparty CITI, March Strike Price 105.29 JPY, Expires 3/20/20	1	910,716,000		11,813,808
USD/JPY, Counterparty CITI, March Strike Price 104.61 JPY, Expires 3/30/20	1	1,062,502,000		12,555,586
USD/JPY, Counterparty CITI, September Strike Price 104.48 JPY, Expires 9/22/20	1	1,176,342,000		26,474,753
USD/MXN, Counterparty CITI, March Strike Price 18.35 MXN, Expires 3/06/20	1	204,468,000		370,087
USD/MXN, Counterparty CITI, March Strike Price 18.68 MXN, Expires 3/09/20	1	143,911,000		469,438
  |  15

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
		Number of Contracts	Notional Amount*		Value
	Options Purchased (continued)
	Puts - Over-the-Counter (continued)
	Currency Options (continued)
	USD/MXN, Counterparty CITI, May Strike Price 18.31 MXN, Expires 5/14/20	1	127,128,000		$394,224
	USD/MXN, Counterparty CITI, September Strike Price 19.11 MXN, Expires 9/03/20	1	239,850,000		2,854,455
	USD/MXN, Counterparty GSCO, March Strike Price 18.57 MXN, Expires 3/12/20	1	76,750,000		210,448
	USD/MXN, Counterparty JPHQ, March Strike Price 18.74 MXN, Expires 3/05/20	1	143,566,000		497,887
	USD/MXN, Counterparty MSCO, December Strike Price 18.96 MXN, Expires 12/03/19	1	765,683,000		1,173,026
	USD/MXN, Counterparty MSCO, December Strike Price 20.31 MXN, Expires 12/03/19	1	382,840,000		10,753,976
	USD/MXN, Counterparty MSCO, December Strike Price 18.68 MXN, Expires 12/10/19	1	191,881,000		164,058
	USD/MXN, Counterparty MSCO, December Strike Price 18.91 MXN, Expires 12/10/19	1	191,881,000		304,707
	USD/MXN, Counterparty MSCO, March Strike Price 18.92 MXN, Expires 3/10/20	1	95,940,000		469,434
					133,000,010
	Total Options Purchased (Cost $338,609,839)				286,302,718
	Total Investments before Short Term Investments (Cost $19,421,265,155)				16,236,397,538
			Principal Amount*
	Short Term Investments 41.0%
	Foreign Government and Agency Securities 7.5%
	Brazil 0.1%
	Letra Tesouro Nacional, Strip, 4/01/20		177,540[c]	BRL	41,714,691
	Japan 5.0%
[h]	Japan Treasury Discount Bill,
	10/07/19		53,389,400,000	JPY	493,835,282
	10/15/19		62,938,800,000	JPY	582,181,716
	12/10/19		44,899,000,000	JPY	415,420,091
					1,491,437,089
  |  16

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
		Principal Amount*		Value
	Short Term Investments (continued)
	Foreign Government and Agency Securities (continued)
	South Korea 2.4%
	Korea Monetary Stabilization Bond,
	senior note, 1.85%, 10/02/19	473,210,000,000	KRW	$394,633,669
	senior note, 1.87%, 11/09/19	321,740,000,000	KRW	268,466,001
	senior note, 2.16%, 2/02/20	53,977,000,000	KRW	45,143,918
				708,243,588
	Total Foreign Government and Agency Securities (Cost $2,285,637,789)			2,241,395,368
	U.S. Government and Agency Securities 16.1%
	United States 16.1%
[h]	U.S. Treasury Bill,
	10/10/19	500,000,000		499,778,230
	10/24/19	935,662,000		934,596,449
	11/07/19	414,000,000		413,270,975
	11/29/19	547,076,000		545,464,369
	12/12/19	882,400,000		879,265,274
	1/09/20	414,449,000		412,379,345
	10/29/19 - 1/30/20	948,615,000		945,622,638
	U.S. Treasury Note, 1.25%, 1/31/20	194,600,000		194,181,914
	Total U.S. Government and Agency Securities (Cost $4,822,510,767)			4,824,559,194
	Total Investments before Money Market Funds (Cost $26,529,413,711)			23,302,352,100
		Shares

	Money Market Funds (Cost $5,218,680,552) 17.4%
	United States 17.4%
[i,j]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%	5,218,680,552		5,218,680,552
	Total Investments (Cost $31,748,094,263) 95.1%			28,521,032,652
	Options Written (0.6)%			(190,662,469)
	Other Assets, less Liabilities 5.5%			1,669,367,504
	Net Assets 100.0%			$29,999,737,687
  |  17

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Written (0.6)%
Calls - Over-the-Counter
Currency Options (0.4)%
AUD/JPY, Counterparty CITI, November Strike Price 79.77 JPY, Expires 11/06/19	1	332,160,000	AUD	$(2,913)
AUD/JPY, Counterparty CITI, November Strike Price 80.15 JPY, Expires 11/06/19	1	138,400,000	AUD	(840)
AUD/JPY, Counterparty CITI, November Strike Price 80.60 JPY, Expires 11/08/19	1	276,800,000	AUD	(1,495)
AUD/JPY, Counterparty CITI, February Strike Price 77.28 JPY, Expires 2/12/20	1	103,800,000	AUD	(186,149)
AUD/JPY, Counterparty CITI, February Strike Price 78.18 JPY, Expires 2/12/20	1	62,280,000	AUD	(69,107)
AUD/JPY, Counterparty CITI, February Strike Price 79.45 JPY, Expires 2/12/20	1	93,420,000	AUD	(53,280)
AUD/JPY, Counterparty CITI, February Strike Price 80.32 JPY, Expires 2/12/20	1	103,800,000	AUD	(38,252)
AUD/JPY, Counterparty CITI, May Strike Price 78.60 JPY, Expires 5/06/20	1	221,440,000	AUD	(488,886)
AUD/JPY, Counterparty CITI, May Strike Price 79.10 JPY, Expires 5/06/20	1	138,399,000	AUD	(251,093)
AUD/JPY, Counterparty CITI, May Strike Price 77.35 JPY, Expires 5/07/20	1	553,598,000	AUD	(2,012,113)
AUD/USD, Counterparty HSBK, April Strike Price $0.71, Expires 4/30/20	1	173,002,000	AUD	(812,469)
AUD/USD, Counterparty HSBK, May Strike Price $0.71, Expires 5/04/20	1	217,980,000	AUD	(1,216,435)
AUD/USD, Counterparty HSBK, November Strike Price $0.71, Expires 11/05/20	1	138,399,000	AUD	(1,405,950)
AUD/USD, Counterparty HSBK, November Strike Price $0.80, Expires 11/05/20	1	276,799,000	AUD	(310,879)
AUD/USD, Counterparty HSBK, April Strike Price $0.81, Expires 4/29/21	1	345,999,000	AUD	(739,829)
AUD/USD, Counterparty HSBK, May Strike Price $0.80, Expires 5/04/21	1	435,960,000	AUD	(1,081,961)
AUD/USD, Counterparty HSBK, May Strike Price $0.78, Expires 5/05/21	1	230,666,000	AUD	(961,063)
AUD/USD, Counterparty MSCO, November Strike Price $0.72, Expires 11/14/19	1	149,000	AUD	(10)
USD/JPY, Counterparty CITI, March Strike Price 108.91 JPY, Expires 3/20/20	1	910,716,000		(8,017,033)
USD/JPY, Counterparty CITI, March Strike Price 109.16 JPY, Expires 3/30/20	1	1,062,502,000		(8,806,017)
USD/JPY, Counterparty CITI, September Strike Price 108.77 JPY, Expires 9/22/20	1	1,176,342,000		(15,618,293)
USD/MXN, Counterparty CITI, December Strike Price 19.81 MXN, Expires 12/09/19	1	230,254,000		(4,675,538)
USD/MXN, Counterparty CITI, March Strike Price 21.82 MXN, Expires 3/06/20	1	119,273,000		(1,009,169)
USD/MXN, Counterparty CITI, May Strike Price 19.55 MXN, Expires 5/11/20	1	252,447,000		(14,280,422)
USD/MXN, Counterparty CITI, May Strike Price 22.55 MXN, Expires 5/11/20	1	252,447,000		(2,595,408)
USD/MXN, Counterparty CITI, May Strike Price 19.82 MXN, Expires 5/12/20	1	180,316,000		(8,758,489)
USD/MXN, Counterparty CITI, May Strike Price 23.85 MXN, Expires 5/12/20	1	180,316,000		(1,018,605)
USD/MXN, Counterparty CITI, May Strike Price 22.85 MXN, Expires 5/14/20	1	254,253,000		(2,309,889)
USD/MXN, Counterparty CITI, May Strike Price 22.91 MXN, Expires 5/21/20	1	48,691,000		(453,118)
USD/MXN, Counterparty CITI, September Strike Price 23.00 MXN, Expires 9/03/20	1	239,850,000		(4,024,203)
USD/MXN, Counterparty CITI, September Strike Price 24.30 MXN, Expires 9/08/20	1	159,740,000		(1,704,266)
  |  18

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
	Number of Contracts	Notional Amount*	Value
Options Written (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty GSCO, March Strike Price 19.49 MXN, Expires 3/12/20	1	153,500,000	$(7,406,989)
USD/MXN, Counterparty GSCO, March Strike Price 22.11 MXN, Expires 3/12/20	1	153,500,000	(1,142,654)
USD/MXN, Counterparty JPHQ, November Strike Price 21.00 MXN, Expires 11/14/19	1	508,508,000	(1,049,052)
USD/MXN, Counterparty JPHQ, May Strike Price 23.76 MXN, Expires 5/13/20	1	145,288,000	(859,814)
USD/MXN, Counterparty MSCO, December Strike Price 19.81 MXN, Expires 12/10/19	1	383,759,000	(7,873,200)
USD/MXN, Counterparty MSCO, March Strike Price 22.56 MXN, Expires 3/05/20	1	287,819,000	(1,494,068)
USD/MXN, Counterparty MSCO, March Strike Price 20.49 MXN, Expires 3/10/20	1	239,851,000	(5,474,359)
USD/MXN, Counterparty MSCO, March Strike Price 22.87 MXN, Expires 3/12/20	1	94,000,000	(438,698)
USD/MXN, Counterparty MSCO, June Strike Price 24.20 MXN, Expires 6/15/20	1	62,400,000	(395,117)
USD/MXN, Counterparty MSCO, September Strike Price 24.56 MXN, Expires 9/04/20	1	575,640,000	(5,512,904)
USD/MXN, Counterparty MSCO, September Strike Price 25.68 MXN, Expires 9/10/20	1	47,970,000	(332,816)
			(114,882,845)
Puts - Over-the-Counter
Currency Options (0.2)%
USD/JPY, Counterparty CITI, March Strike Price 102.84 JPY, Expires 3/20/20	1	910,716,000	(6,913,245)
USD/JPY, Counterparty CITI, March Strike Price 100.13 JPY, Expires 3/30/20	1	531,252,000	(2,487,322)
USD/JPY, Counterparty CITI, September Strike Price 100.03 JPY, Expires 9/22/20	1	588,172,000	(6,836,911)
USD/MXN, Counterparty CITI, March Strike Price 18.96 MXN, Expires 3/06/20	1	191,688,000	(955,373)
USD/MXN, Counterparty CITI, March Strike Price 19.38 MXN, Expires 3/06/20	1	115,012,000	(1,103,310)
USD/MXN, Counterparty CITI, March Strike Price 19.37 MXN, Expires 3/09/20	1	287,819,000	(2,761,048)
USD/MXN, Counterparty CITI, May Strike Price 19.55 MXN, Expires 5/11/20	1	252,447,000	(3,713,748)
USD/MXN, Counterparty CITI, May Strike Price 19.69 MXN, Expires 5/12/20	1	90,159,000	(1,548,391)
USD/MXN, Counterparty CITI, May Strike Price 19.24 MXN, Expires 5/14/20	1	381,384,000	(3,943,892)
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	158,682,000	(6,126,871)
USD/MXN, Counterparty CITI, May Strike Price 19.09 MXN, Expires 5/21/20	1	48,691,000	(426,533)
USD/MXN, Counterparty CITI, September Strike Price 19.76 MXN, Expires 9/03/20	1	479,699,000	(10,106,778)
USD/MXN, Counterparty GSCO, March Strike Price 19.40 MXN, Expires 3/12/20	1	192,000,000	(1,933,632)
USD/MXN, Counterparty JPHQ, November Strike Price 19.44 MXN, Expires 11/13/19	1	145,288,000	(565,170)
  |  19

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
	Number of Contracts	Notional Amount*	Value
Options Written (continued)
Currency Options (continued)
USD/MXN, Counterparty JPHQ, November Strike Price 19.36 MXN, Expires 11/14/19	1	254,253,000	$(761,742)
USD/MXN, Counterparty JPHQ, December Strike Price 19.36 MXN, Expires 12/19/19	1	95,591,000	(526,133)
USD/MXN, Counterparty JPHQ, March Strike Price 19.45 MXN, Expires 3/05/20	1	287,133,000	(3,032,412)
USD/MXN, Counterparty MSCO, December Strike Price 19.74 MXN, Expires 12/03/19	1	1,148,522,000	(12,490,177)
USD/MXN, Counterparty MSCO, December Strike Price 19.81 MXN, Expires 12/10/19	1	383,759,000	(5,003,833)
USD/MXN, Counterparty MSCO, March Strike Price 19.05 MXN, Expires 3/12/20	1	94,000,000	(558,830)
USD/MXN, Counterparty MSCO, June Strike Price 19.05 MXN, Expires 6/15/20	1	94,000,000	(861,980)
USD/MXN, Counterparty MSCO, September Strike Price 19.76 MXN, Expires 9/10/20	1	143,911,000	(3,122,293)
			(75,779,624)
Total Options Written (Premiums received $267,640,496)			(190,662,469)

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]The coupon rate shown represents the rate at period end.
[b]Redemption price at maturity is adjusted for inflation.
[c]Principal amount is stated in 1,000 Brazilian Real Units.
[d]Principal amount is stated in 100 Mexican Peso Units.
[e]Principal amount of security is adjusted for inflation.
[f]Principal amount is stated in 100 Unidad de Inversion Units.
[g]A supranational organization is an entity formed by two or more central governments through international treaties.
[h]The security was issued on a discount basis with no stated coupon rate.
[i]See Note 6 regarding investments in affiliated management investment companies.
[j]The rate shown is the annualized seven-day effective yield at period end.
  |  20

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
At September 30, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	HSBK	Buy	111,328,000	121,737,168		10/01/19	$ —	$(390,750)
Euro	HSBK	Sell	111,328,000	126,863,822		10/01/19	5,517,405	—
Indian Rupee	HSBK	Buy	13,577,225,000	191,741,633		10/03/19	373,595	—
Indian Rupee	HSBK	Sell	13,577,225,000	194,557,928		10/03/19	2,442,700	—
Norwegian Krone	DBAB	Buy	621,166,000	68,568,937		10/03/19	—	(294,033)
Swedish Krona	DBAB	Buy	844,689,000	86,902,160		10/03/19	—	(1,090,205)
Swedish Krona	DBAB	Sell	844,689,000	87,307,259		10/03/19	1,495,303	—
Euro	CITI	Buy	102,304,000	111,923,645		10/04/19	—	(385,625)
Euro	CITI	Sell	102,304,000	116,432,182		10/04/19	4,894,162	—
Euro	DBAB	Buy	146,244,263	161,169,952		10/04/19	—	(1,725,595)
Euro	DBAB	Sell	146,244,263	161,906,585		10/04/19	2,462,227	—
Euro	GSCO	Sell	195,619,980	222,545,114		10/04/19	9,268,358	—
Indian Rupee	BNDP	Sell	15,907,375,900	227,977,756		10/07/19	3,007,195	—
South Korean Won	HSBK	Buy	180,000,000,000	150,093,809		10/07/19	48,034	—
South Korean Won	HSBK	Sell	397,730,968,000	340,523,089		10/07/19	8,767,199	—
Australian Dollar	CITI	Buy	58,864,350	39,957,709		10/08/19	—	(215,123)
Australian Dollar	CITI	Sell	58,864,350	42,026,791		10/08/19	2,284,205	—
Euro	BOFA	Sell	177,149,495	201,707,729		10/08/19	8,504,687	—
Euro	DBAB	Buy	64,735,000	71,363,540		10/08/19	—	(762,160)
Euro	DBAB	Sell	64,735,000	73,716,981		10/08/19	3,115,600	—
Euro	GSCO	Sell	127,740,000	145,444,764		10/08/19	6,128,778	—
Euro	UBSW	Sell	154,764,200	176,277,198		10/09/19	7,474,070	—
Euro	CITI	Buy	156,678,971	171,489,834		10/10/19	—	(584,100)
Euro	CITI	Sell	156,678,971	179,287,747		10/10/19	8,382,013	—
Australian Dollar	JPHQ	Buy	94,157,546	63,805,955		10/11/19	—	(227,719)
Australian Dollar	JPHQ	Sell	94,157,546	67,575,929		10/11/19	3,997,693	—
Euro	BZWS	Sell	202,258,000	231,602,602		10/11/19	10,960,911	—
Euro	JPHQ	Buy	15,349,327	17,104,468		10/11/19	—	(360,007)
Euro	JPHQ	Sell	15,349,327	17,579,737		10/11/19	835,275	—
Australian Dollar	CITI	Buy	114,480,158	77,730,883		10/15/19	—	(418,391)
Australian Dollar	CITI	Sell	114,480,158	82,043,350		10/15/19	4,730,859	—
Australian Dollar	JPHQ	Buy	318,485,546	215,846,254		10/15/19	—	(761,724)
Australian Dollar	JPHQ	Sell	318,485,546	228,279,292		10/15/19	13,194,763	—
Euro	BOFA	Sell	177,095,041	202,649,855		10/15/19	9,394,260	—
Euro	GSCO	Sell	139,195,260	159,140,549		10/15/19	7,243,224	—
Swedish Krona	DBAB	Buy	2,270,870,900	212,985,331	EUR	10/15/19	—	(1,525,112)
Euro	BOFA	Sell	94,781,666	108,942,046		10/16/19	5,502,651	—
Euro	GSCO	Sell	171,944,000	197,620,398		10/16/19	9,970,357	—
Euro	SCNY	Sell	140,680,000	161,583,641		10/17/19	8,040,663	—
South Korean Won	CITI	Sell	280,696,000,000	247,091,549		10/17/19	12,883,439	—
Japanese Yen	HSBK	Buy	46,568,354,282	434,111,440		10/21/19	—	(2,715,185)
Japanese Yen	HSBK	Sell	33,179,430,000	313,178,057		10/21/19	5,813,065	—
Japanese Yen	JPHQ	Buy	29,339,458,920	273,293,777		10/21/19	—	(1,501,207)
Japanese Yen	JPHQ	Sell	29,339,458,920	276,331,870		10/21/19	4,539,300	—
Euro	CITI	Buy	336,897,970	369,071,726		10/22/19	—	(1,217,413)
  |  21

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	CITI	Sell	336,897,970	380,762,086		10/22/19	$12,907,772	$ —
Australian Dollar	JPHQ	Buy	194,000,000	131,508,332		10/23/19	—	(453,387)
Australian Dollar	JPHQ	Sell	194,000,000	140,080,610		10/23/19	9,025,665	—
Euro	GSCO	Sell	98,685,171	113,226,431		10/23/19	5,464,507	—
Euro	JPHQ	Buy	91,801,000	102,386,711		10/23/19	—	(2,142,142)
Euro	JPHQ	Sell	91,801,000	105,364,598		10/23/19	5,120,029	—
Euro	UBSW	Sell	119,762,500	137,580,765		10/23/19	6,802,885	—
Euro	DBAB	Buy	68,506,971	75,612,857		10/24/19	—	(798,630)
Euro	DBAB	Sell	68,506,971	78,207,558		10/24/19	3,393,332	—
Euro	UBSW	Sell	245,086,718	281,456,361		10/24/19	13,805,159	—
Euro	DBAB	Buy	21,602,684	23,845,475		10/25/19	—	(251,934)
Euro	DBAB	Sell	21,602,684	24,591,632		10/25/19	998,091	—
Japanese Yen	CITI	Buy	16,906,667,700	157,470,399		10/28/19	—	(770,925)
Japanese Yen	CITI	Sell	16,906,667,700	157,313,326		10/28/19	613,852	—
Euro	BOFA	Sell	260,447,167	294,708,991		10/29/19	10,165,260	—
Euro	GSCO	Sell	204,004,038	230,850,969		10/29/19	7,972,483	—
Euro	JPHQ	Buy	236,418,000	263,791,067		10/29/19	—	(5,499,680)
Euro	JPHQ	Sell	236,418,000	267,454,955		10/29/19	9,163,568	—
Euro	SCNY	Sell	221,525,985	250,678,982		10/29/19	8,657,418	—
Swedish Krona	DBAB	Buy	1,395,155,167	144,964,741		10/29/19	—	(2,966,945)
Swedish Krona	DBAB	Sell	1,395,155,167	144,450,674		10/29/19	2,452,877	—
Euro	DBAB	Buy	138,485,021	152,920,008		10/30/19	—	(1,609,813)
Euro	DBAB	Sell	138,485,021	156,765,044		10/30/19	5,454,850	—
Euro	BOFA	Sell	260,447,167	294,495,425		10/31/19	9,909,553	—
Euro	CITI	Sell	302,614,600	35,644,151,832	JPY	10/31/19	—	(225,687)
Euro	GSCO	Sell	164,724,987	186,199,360		10/31/19	6,207,369	—
Brazilian Real	JPHQ	Buy	821,500,000	181,567,024	EUR	11/04/19	—	(1,282,390)
Euro	CITI	Buy	297,277,149	325,979,258		11/04/19	—	(1,065,207)
Euro	CITI	Sell	297,277,149	338,658,128		11/04/19	13,744,077	—
Euro	UBSW	Sell	23,478,000	26,714,677		11/06/19	1,050,656	—
Indian Rupee	BNDP	Sell	16,040,174,100	221,757,647		11/06/19	—	(4,230,429)
Indian Rupee	HSBK	Sell	23,475,454,517	322,797,587		11/06/19	—	(7,945,256)
Indian Rupee	HSBK	Sell	19,355,585,007	266,844,765		11/07/19	—	(5,820,826)
South Korean Won	HSBK	Sell	100,447,500,000	82,904,837		11/12/19	—	(967,551)
Australian Dollar	CITI	Buy	114,077,876	77,514,776		11/13/19	—	(400,267)
Australian Dollar	CITI	Sell	114,077,876	79,831,698		11/13/19	2,717,189	—
Australian Dollar	JPHQ	Buy	94,157,546	63,861,132		11/13/19	—	(212,393)
Australian Dollar	JPHQ	Sell	94,157,546	65,983,254		11/13/19	2,334,516	—
Euro	CITI	Buy	72,561,320	79,617,908		11/13/19	—	(264,223)
Euro	CITI	Sell	72,561,320	82,486,983		11/13/19	3,133,298	—
Indian Rupee	HSBK	Sell	9,662,150,000	134,308,452		11/13/19	—	(1,705,500)
Swedish Krona	DBAB	Buy	2,270,871,160	212,928,439	EUR	11/13/19	—	(1,526,483)
Norwegian Krone	DBAB	Buy	1,230,673,000	138,246,333		11/14/19	—	(2,885,940)
Australian Dollar	CITI	Buy	114,077,877	77,518,199		11/15/19	—	(399,446)
Australian Dollar	CITI	Sell	114,077,877	79,911,553		11/15/19	2,792,800	—
Australian Dollar	JPHQ	Buy	448,656,000	304,310,802		11/15/19	—	(1,011,055)
  |  22

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	JPHQ	Sell	448,656,000	314,305,961		11/15/19	$11,006,213	$ —
Euro	CITI	Buy	8,800,000	9,657,120		11/15/19	—	(32,108)
Euro	CITI	Sell	8,800,000	10,057,520		11/15/19	432,508	—
Euro	DBAB	Buy	87,311,009	96,524,503		11/15/19	—	(1,027,969)
Euro	DBAB	Sell	87,311,009	99,800,849		11/15/19	4,304,315	—
Euro	JPHQ	Buy	88,189,373	98,517,804		11/15/19	—	(2,060,558)
Euro	JPHQ	Sell	88,189,373	100,807,508		11/15/19	4,350,263	—
Indian Rupee	HSBK	Sell	21,563,770,000	298,729,237		11/18/19	—	(4,640,732)
Norwegian Krone	DBAB	Buy	507,791,750	56,891,291		11/18/19	—	(1,037,597)
Norwegian Krone	DBAB	Buy	2,053,712,625	228,244,817		11/19/19	—	(2,347,922)
Swedish Krona	DBAB	Buy	167,937,000	17,513,322		11/19/19	—	(399,538)
Swedish Krona	DBAB	Sell	167,937,000	17,410,556		11/19/19	296,771	—
Australian Dollar	JPHQ	Buy	332,555,000	225,592,010		11/20/19	—	(747,752)
Australian Dollar	JPHQ	Sell	332,555,000	230,562,044		11/20/19	5,717,787	—
Euro	BOFA	Sell	189,563,331	215,127,842		11/20/19	7,725,021	—
Euro	GSCO	Sell	156,473,908	177,496,178		11/20/19	6,296,770	—
Euro	JPHQ	Buy	78,318,607	87,522,335		11/20/19	—	(1,833,295)
Euro	JPHQ	Sell	78,318,607	88,932,736		11/20/19	3,243,695	—
Australian Dollar	BOFA	Buy	264,500,000	180,239,557		11/21/19	—	(1,403,146)
Australian Dollar	BOFA	Sell	264,500,000	182,981,100		11/21/19	4,144,689	—
Australian Dollar	JPHQ	Buy	283,015,000	191,991,150		11/21/19	—	(636,190)
Australian Dollar	JPHQ	Sell	283,015,000	195,452,989		11/21/19	4,098,029	—
Australian Dollar	JPHQ	Sell	631,528,887	45,396,254,137	JPY	11/21/19	—	(5,640,192)
Euro	BOFA	Sell	79,015,000	89,629,085		11/21/19	3,172,471	—
Euro	GSCO	Sell	98,661,108	111,896,496		11/21/19	3,943,508	—
Euro	JPHQ	Buy	53,977,272	60,324,540		11/21/19	—	(1,263,702)
Euro	JPHQ	Sell	53,977,272	61,150,311		11/21/19	2,089,473	—
Euro	UBSW	Sell	178,106,008	201,854,663		11/21/19	6,974,673	—
South Korean Won	CITI	Sell	521,261,500,000	430,865,846		11/21/19	—	(4,475,764)
Australian Dollar	JPHQ	Buy	194,000,000	131,608,630		11/22/19	—	(435,781)
Australian Dollar	JPHQ	Sell	194,000,000	134,734,940		11/22/19	3,562,091	—
Euro	HSBK	Sell	256,573,382	30,271,887,446	JPY	11/22/19	235,905	—
Japanese Yen	CITI	Buy	35,796,848,560	338,505,246		11/26/19	—	(6,152,176)
Japanese Yen	CITI	Sell	35,796,848,560	336,332,865		11/26/19	3,979,794	—
Norwegian Krone	DBAB	Buy	1,522,441,000	169,893,485		11/26/19	—	(2,421,804)
Swedish Krona	DBAB	Buy	3,375,257,000	351,386,126		11/26/19	—	(7,285,883)
Swedish Krona	DBAB	Sell	3,375,257,000	350,075,922		11/26/19	5,975,679	—
Japanese Yen	JPHQ	Buy	25,451,087,700	240,451,532		11/27/19	—	(4,139,135)
Euro	BNDP	Sell	158,886,676	179,642,837		11/29/19	5,701,409	—
Euro	BZWS	Sell	121,193,300	137,033,264		11/29/19	4,356,716	—
Euro	DBAB	Buy	138,539,445	153,314,677		11/29/19	—	(1,648,410)
Euro	DBAB	Sell	138,539,445	156,656,941		11/29/19	4,990,674	—
Euro	GSCO	Sell	356,206,453	402,967,456		11/29/19	13,009,903	—
Euro	MSCO	Sell	385,872,751	436,429,799		11/29/19	13,995,022	—
Swedish Krona	DBAB	Buy	2,081,319,175	216,325,019		11/29/19	—	(4,101,592)
Swedish Krona	DBAB	Sell	1,677,617,000	174,031,173		11/29/19	2,971,572	—
  |  23

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	CITI	Buy	58,864,350	40,017,162		12/03/19	$ —	$(203,703)
Australian Dollar	CITI	Sell	58,864,350	40,976,063		12/03/19	1,162,603	—
Brazilian Real	CITI	Buy	740,416,000	159,024,055	EUR	12/03/19	3,327,251	—
Euro	BNDP	Sell	8,856,901	10,009,627		12/03/19	309,793	—
Euro	CITI	Buy	204,178,000	224,350,786		12/03/19	—	(740,679)
Euro	CITI	Sell	204,178,000	230,743,600		12/03/19	7,133,492	—
Euro	BOFA	Sell	433,100,194	490,605,072		12/04/19	16,240,107	—
Euro	GSCO	Sell	195,619,980	221,778,284		12/04/19	7,520,091	—
Euro	HSBK	Sell	172,450,000	195,389,299		12/04/19	6,508,667	—
Euro	GSCO	Sell	104,415,800	118,691,528		12/05/19	4,316,242	—
Euro	JPHQ	Buy	344,762,666	385,669,273		12/05/19	—	(8,022,129)
Euro	JPHQ	Sell	344,762,666	391,521,102		12/05/19	13,873,958	—
Euro	SCNY	Sell	276,473,292	313,957,541		12/05/19	11,113,412	—
Euro	UBSW	Sell	15,764,200	17,882,436		12/05/19	614,600	—
Indian Rupee	HSBK	Sell	13,517,663,000	184,528,879		12/05/19	—	(5,235,321)
Japanese Yen	JPHQ	Buy	10,679,606,390	100,085,217		12/05/19	—	(849,302)
Japanese Yen	JPHQ	Sell	10,679,606,390	100,863,647		12/05/19	1,627,733	—
Japanese Yen	HSBK	Buy	32,801,491,910	307,535,725		12/06/19	—	(2,708,042)
Japanese Yen	HSBK	Sell	32,801,491,910	310,899,881		12/06/19	6,072,197	—
Japanese Yen	JPHQ	Buy	11,109,878,915	104,143,622		12/06/19	—	(898,359)
Japanese Yen	JPHQ	Sell	11,109,878,915	104,933,703		12/06/19	1,688,440	—
Mexican Peso	CITI	Buy	3,013,727,024	117,820,361	EUR	12/06/19	21,977,844	—
Mexican Peso	CITI	Sell	3,013,727,024	130,093,915	EUR	12/06/19	—	(8,532,310)
Euro	BOFA	Sell	177,262,005	202,846,231		12/09/19	8,601,761	—
Euro	DBAB	Buy	122,935,000	136,145,595		12/09/19	—	(1,432,893)
Euro	DBAB	Sell	122,935,000	140,554,044		12/09/19	5,841,342	—
Euro	JPHQ	Buy	303,413,397	339,527,632		12/10/19	—	(7,013,947)
Euro	JPHQ	Sell	402,153,764	459,609,472		12/10/19	18,885,262	—
Australian Dollar	HSBK	Sell	544,810,000	40,877,441,230	JPY	12/12/19	11,540,017	—
Australian Dollar	JPHQ	Sell	247,100,000	18,521,158,110	JPY	12/12/19	5,058,137	—
Swedish Krona	DBAB	Buy	2,270,870,060	212,858,481	EUR	12/13/19	—	(1,503,228)
Euro	UBSW	Sell	96,724,000	110,990,790		12/16/19	4,928,816	—
Indian Rupee	HSBK	Sell	8,304,820,383	114,462,413		12/16/19	—	(1,945,888)
Euro	BOFA	Sell	94,781,666	108,051,099		12/18/19	4,098,970	—
Euro	GSCO	Sell	139,195,260	158,515,562		12/18/19	5,852,665	—
Japanese Yen	HSBK	Buy	48,384,528,000	451,547,446		12/19/19	—	(1,269,068)
Japanese Yen	HSBK	Sell	48,384,528,000	458,951,738		12/19/19	8,673,360	—
Norwegian Krone	DBAB	Buy	2,053,712,625	228,314,596		12/19/19	—	(2,297,476)
Japanese Yen	JPHQ	Buy	23,767,265,938	221,928,186		12/20/19	—	(720,069)
Japanese Yen	JPHQ	Sell	23,767,265,938	224,665,812		12/20/19	3,457,695	—
Norwegian Krone	DBAB	Buy	1,243,434,000	138,962,226		12/23/19	—	(2,106,818)
Euro	CITI	Sell	302,614,600	35,658,072,104	JPY	12/30/19	—	(43,240)
Indian Rupee	BNDP	Sell	4,475,348,160	61,350,261		1/13/20	—	(1,146,600)
Australian Dollar	JPHQ	Sell	356,800,000	26,170,919,632	JPY	1/14/20	2,454,291	—
Australian Dollar	JPHQ	Buy	318,485,546	216,338,951		1/15/20	—	(676,761)
Australian Dollar	JPHQ	Sell	318,485,546	223,135,751		1/15/20	7,473,561	—
  |  24

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Indian Rupee	CITI	Sell	30,888,702,600	421,803,941		1/16/20	$ —	$(9,379,702)
Euro	DBAB	Buy	21,602,855	24,018,054		1/23/20	—	(260,161)
Euro	DBAB	Sell	21,602,855	24,601,763		1/23/20	843,870	—
Australian Dollar	JPHQ	Buy	248,603,352	168,927,718		1/31/20	—	(523,888)
Australian Dollar	JPHQ	Sell	248,603,352	172,481,006		1/31/20	4,077,175	—
Indian Rupee	HSBK	Sell	13,577,225,000	188,572,569		2/03/20	—	(514,738)
Swedish Krona	DBAB	Buy	2,270,871,661	212,712,083	EUR	2/13/20	—	(1,511,558)
Australian Dollar	JPHQ	Sell	631,528,887	45,193,154,446	JPY	2/21/20	—	(5,583,062)
Euro	SCNY	Sell	106,299,000	119,304,683		2/24/20	2,150,136	—
Australian Dollar	CITI	Sell	230,489,162	16,477,958,311	JPY	2/25/20	—	(2,165,903)
Euro	HSBK	Sell	256,573,382	30,276,582,738	JPY	2/25/20	271,116	—
Japanese Yen	CITI	Buy	37,765,598,300	359,569,973		2/26/20	—	(6,465,750)
Japanese Yen	CITI	Sell	37,765,598,300	354,466,102		2/26/20	1,361,879	—
Norwegian Krone	DBAB	Buy	1,522,441,000	170,015,858		2/26/20	—	(2,401,226)
Japanese Yen	CITI	Buy	25,751,284,600	244,938,674		2/27/20	—	(4,152,295)
Japanese Yen	CITI	Sell	25,751,284,600	241,714,847		2/27/20	928,468	—
Japanese Yen	JPHQ	Buy	25,451,577,900	242,079,985		2/27/20	—	(4,096,001)
Japanese Yen	CITI	Buy	49,452,842,000	473,692,805		2/28/20	—	(11,257,748)
Japanese Yen	CITI	Sell	49,452,842,000	464,216,477		2/28/20	1,781,420	—
Australian Dollar	CITI	Sell	264,500,000	18,942,837,743	JPY	3/06/20	—	(2,106,694)
Euro	CITI	Buy	264,949,140	293,176,821		3/06/20	—	(954,267)
Euro	CITI	Sell	264,949,140	295,815,715		3/06/20	3,593,160	—
Japanese Yen	HSBK	Buy	12,854,977,080	121,168,661		3/06/20	—	(910,048)
Japanese Yen	JPHQ	Buy	12,209,005,355	115,204,360		3/06/20	—	(988,828)
Japanese Yen	JPHQ	Sell	12,209,005,355	116,051,191		3/06/20	1,835,658	—
Australian Dollar	JPHQ	Sell	322,250,000	24,048,086,710	JPY	3/12/20	6,553,515	—
Australian Dollar	HSBK	Sell	138,350,000	10,286,391,675	JPY	3/13/20	2,461,159	—
Swedish Krona	DBAB	Buy	2,270,870,060	212,632,265	EUR	3/13/20	—	(1,511,398)
South Korean Won	CITI	Sell	465,402,500,000	395,363,802		3/20/20	5,052,293	—
Euro	GSCO	Sell	98,661,108	110,577,397		3/23/20	1,635,696	—
Japanese Yen	HSBK	Buy	70,143,769,930	660,154,485		3/23/20	—	(3,276,744)
Japanese Yen	HSBK	Sell	70,143,769,930	669,652,637		3/23/20	12,774,896	—
Japanese Yen	JPHQ	Buy	47,483,415,958	446,530,250		3/23/20	—	(1,860,694)
Japanese Yen	JPHQ	Sell	47,483,415,958	451,770,292		3/23/20	7,100,737	—
Norwegian Krone	DBAB	Buy	1,243,434,000	139,075,688		3/23/20	—	(2,168,063)
Japanese Yen	JPHQ	Buy	12,323,948,130	116,995,324		3/24/20	—	(1,577,782)
Japanese Yen	JPHQ	Sell	12,323,948,130	117,259,683		3/24/20	1,842,141	—
Norwegian Krone	DBAB	Buy	935,306,000	104,014,190		3/24/20	—	(1,032,526)
Euro	CITI	Buy	39,100,000	43,318,890		3/25/20	—	(138,812)
Euro	CITI	Sell	39,100,000	43,518,300		3/25/20	338,222	—
Euro	HSBK	Sell	256,580,052	30,332,893,753	JPY	3/25/20	740,037	—
Euro	BZWS	Sell	121,193,300	134,281,570		3/31/20	388,811	—
Euro	CITI	Buy	30,327,138	33,612,174		3/31/20	—	(107,151)
Euro	CITI	Sell	30,327,138	35,133,989		3/31/20	1,628,967	—
Euro	CITI	Sell	302,614,600	35,660,039,099	JPY	3/31/20	—	(215,643)
Euro	SCNY	Sell	225,919,558	250,440,867		3/31/20	847,919	—
  |  25

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	HSBK	Sell	111,328,000	123,371,463		4/01/20	$369,821	$ —
Australian Dollar	JPHQ	Sell	631,528,887	45,040,324,457	JPY	5/21/20	—	(5,536,409)
Euro	HSBK	Sell	256,573,382	30,295,748,769	JPY	5/22/20	326,056	—
Japanese Yen	HSBK	Buy	12,854,977,220	121,871,691		6/08/20	—	(928,337)
Japanese Yen	JPHQ	Buy	12,209,005,415	115,882,311		6/08/20	—	(1,016,446)
Japanese Yen	JPHQ	Sell	12,209,005,415	116,663,320		6/08/20	1,797,456	—
Australian Dollar	HSBK	Sell	141,260,000	10,473,510,810	JPY	6/12/20	2,598,769	—
Australian Dollar	JPHQ	Sell	385,410,000	28,586,987,522	JPY	6/12/20	7,197,139	—
Euro	JPHQ	Sell	86,668,842	100,719,595		6/15/20	4,497,194	—
Swedish Krona	DBAB	Buy	2,270,871,661	212,361,986	EUR	6/15/20	—	(1,504,643)
Japanese Yen	JPHQ	Buy	23,767,265,972	224,745,522		6/22/20	—	(947,139)
Japanese Yen	JPHQ	Sell	13,066,000,000	124,943,438		6/22/20	1,910,789	—
Japanese Yen	BNDP	Buy	60,062,260,870	573,665,313		6/24/20	—	(8,036,073)
Euro	CITI	Sell	302,614,600	35,653,986,807	JPY	6/30/20	—	(411,032)
Australian Dollar	JPHQ	Sell	631,528,893	44,882,695,249	JPY	8/21/20	—	(5,476,435)
Australian Dollar	CITI	Sell	229,875,438	16,316,248,248	JPY	8/24/20	—	(2,173,322)
Euro	HSBK	Sell	256,573,382	30,318,558,144	JPY	8/24/20	411,418	—
Japanese Yen	CITI	Buy	30,984,770,000	299,805,563		8/31/20	—	(6,852,320)
Japanese Yen	CITI	Sell	30,984,770,000	294,063,824		8/31/20	1,110,581	—
Japanese Yen	HSBK	Buy	12,854,977,030	123,861,608		9/08/20	—	(2,264,322)
Euro	CITI	Sell	302,614,600	35,666,091,391	JPY	9/30/20	—	(459,913)
Total Forward Exchange Contracts							$710,512,953	$(260,454,610)
Net unrealized appreciation (depreciation)							$450,058,343

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2019, the Fund had the following interest rate swap contracts outstanding. See  Note 3.
Interest Rate Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.861%	Semi-Annual	7/24/45	$54,025,000	$(13,373,264)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.574%	Semi-Annual	8/24/45	482,400,000	(89,634,570)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.537%	Semi-Annual	4/13/47	404,700,000	(78,145,159)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.587%	Semi-Annual	7/27/47	980,700,000	(195,970,185)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	422,692,000	(124,469,500)
Receive Floating 3-month USD LIBOR	Quarterly
  |  26

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
Interest Rate Swap Contracts (continued)
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Pay Fixed 3.002%	Semi-Annual	2/22/48	$422,692,000	$(126,662,318)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	422,692,000	(128,324,662)
Total Interest Rate Swap Contracts				$(756,579,658)
See Abbreviations on page 67.
  |  27

Templeton Income Trust
Statement of Investments, September 30, 2019 (unaudited)
Templeton Global Total Return Fund
		Shares		Value
	Common Stocks 0.0%†
	South Africa 0.0%†
[a,b,c]	K2016470219 South Africa Ltd., A	434,200,485		$286,716
[a,b,c]	K2016470219 South Africa Ltd., B	50,014,925		33,026
	Total Common Stocks (Cost $1,645,359)			319,742
		Principal Amount*
	Foreign Government and Agency Securities 45.4%
	Argentina 1.3%
	Argentina Treasury Bill,
	Strip, 3/30/20	1,255,528,400	ARS	16,970,269
	Strip, 4/28/20	663,095,167	ARS	8,962,789
	Strip, 5/28/20	2,305,000	ARS	19,793
	Strip, 7/29/20	1,246,413,000	ARS	11,792,943
	Strip, 10/29/20	79,513,000	ARS	600,586
	Argentine Bonos del Tesoro,
	18.20%, 10/03/21	1,518,433,000	ARS	7,321,457
	16.00%, 10/17/23	1,462,549,400	ARS	7,781,368
	senior note, 15.50%, 10/17/26	2,527,300,600	ARS	13,399,934
	Government of Argentina,
	[d] FRN, 67.42%, (ARPP7DRR), 6/21/20	19,260,000	ARS	144,583
	[d] FRN, 55.469%, (ARS Badlar + 2.00%), 4/03/22	9,178,000	ARS	67,830
	[e] Index Linked, 4.00%, 3/06/20	7,260,000	ARS	77,893
	senior note, 4.50%, 2/13/20	18,373,000		6,021,200
				73,160,645
	Bosnia and Herzegovina 0.0%†
[d,f]	Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 0.50%, (6-month EUR LIBOR + 0.813%), 12/20/21	72,916	DEM	36,672
	Brazil 11.0%
	Letra Tesouro Nacional,
	Strip, 7/01/20	309,890[g]	BRL	71,993,237
	Strip, 4/01/21	100,150[g]	BRL	22,366,799
	Strip, 7/01/21	39,030[g]	BRL	8,587,527
	Nota do Tesouro Nacional,
	10.00%, 1/01/21	207,870[g]	BRL	52,897,064
	10.00%, 1/01/23	373,872[g]	BRL	100,039,661
	10.00%, 1/01/25	669,104[g]	BRL	184,473,751
	10.00%, 1/01/27	554,610[g]	BRL	156,492,336
				596,850,375
	Colombia 1.9%
	Government of Colombia,
	senior bond, 7.75%, 4/14/21	12,635,000,000	COP	3,782,076
	senior bond, 4.375%, 3/21/23	1,916,000,000	COP	540,807
	senior bond, 9.85%, 6/28/27	3,053,000,000	COP	1,115,889
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  28

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Colombia (continued)
Titulos de Tesoreria,
B, 7.00%, 6/30/32	11,774,000,000	COP	$3,635,087
senior bond, B, 11.00%, 7/24/20	19,102,000,000	COP	5,777,092
senior bond, B, 7.00%, 5/04/22	30,519,000,000	COP	9,238,224
senior bond, B, 10.00%, 7/24/24	59,139,000,000	COP	20,490,812
senior bond, B, 7.50%, 8/26/26	176,576,000,000	COP	56,384,566
			100,964,553
Ghana 2.6%
Ghana Treasury Note,
17.24%, 11/11/19	2,000,000	GHS	367,735
17.18%, 1/06/20	4,880,000	GHS	896,596
16.50%, 2/17/20	11,380,000	GHS	2,085,890
16.50%, 3/16/20	2,870,000	GHS	525,915
Government of Ghana,
21.00%, 3/23/20	3,716,000	GHS	694,366
24.75%, 3/01/21	990,000	GHS	196,248
24.50%, 6/21/21	50,930,000	GHS	10,122,419
24.75%, 7/19/21	45,750,000	GHS	9,117,213
19.50%, 10/18/21	71,467,000	GHS	13,251,441
18.75%, 1/24/22	51,790,000	GHS	9,450,937
17.60%, 11/28/22	1,250,000	GHS	221,604
16.50%, 2/06/23	5,210,000	GHS	897,002
19.75%, 3/25/24	50,640,000	GHS	9,357,797
19.00%, 11/02/26	166,050,000	GHS	29,396,288
senior bond, 19.75%, 3/15/32	152,324,000	GHS	27,398,141
senior note, 21.50%, 3/09/20	380,000	GHS	70,911
senior note, 18.25%, 9/21/20	14,680,000	GHS	2,712,167
senior note, 24.00%, 11/23/20	94,380,000	GHS	18,340,456
senior note, 16.50%, 3/22/21	480,000	GHS	86,379
senior note, 18.25%, 7/25/22	22,820,000	GHS	4,115,242
			139,304,747
India 8.6%
Government of India,
senior bond, 8.20%, 2/15/22	1,582,000,000	INR	23,485,125
senior bond, 8.35%, 5/14/22	527,100,000	INR	7,863,411
senior bond, 8.08%, 8/02/22	3,850,000,000	INR	57,342,629
senior bond, 8.13%, 9/21/22	805,000,000	INR	12,024,007
senior bond, 9.15%, 11/14/24	2,349,000,000	INR	36,914,330
senior note, 8.27%, 6/09/20	878,000,000	INR	12,644,592
senior note, 7.80%, 4/11/21	4,542,700,000	INR	66,057,719
senior note, 8.79%, 11/08/21	2,781,000,000	INR	41,499,472
senior note, 8.15%, 6/11/22	625,000,000	INR	9,296,306
senior note, 6.84%, 12/19/22	631,000,000	INR	9,115,000
senior note, 7.16%, 5/20/23	2,481,400,000	INR	36,041,330
senior note, 8.83%, 11/25/23	2,786,900,000	INR	42,897,233
senior note, 7.68%, 12/15/23	4,344,000,000	INR	64,440,868
  |  29

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	India (continued)
	Government of India, (continued)
	senior note, 6.79%, 5/15/27	3,180,500,000	INR	$45,065,450
				464,687,472
	Indonesia 7.1%
	Government of Indonesia,
	senior bond, FR34, 12.80%, 6/15/21	34,970,000,000	IDR	2,725,911
	senior bond, FR35, 12.90%, 6/15/22	95,624,000,000	IDR	7,804,181
	senior bond, FR39, 11.75%, 8/15/23	20,613,000,000	IDR	1,703,423
	senior bond, FR40, 11.00%, 9/15/25	110,250,000,000	IDR	9,283,678
	senior bond, FR42, 10.25%, 7/15/27	21,121,000,000	IDR	1,743,841
	senior bond, FR43, 10.25%, 7/15/22	3,593,000,000	IDR	277,581
	senior bond, FR44, 10.00%, 9/15/24	15,790,000,000	IDR	1,259,864
	senior bond, FR46, 9.50%, 7/15/23	651,100,000,000	IDR	50,244,085
	senior bond, FR47, 10.00%, 2/15/28	33,169,000,000	IDR	2,723,152
	senior bond, FR52, 10.50%, 8/15/30	27,140,000,000	IDR	2,335,052
	senior bond, FR53, 8.25%, 7/15/21	1,074,263,000,000	IDR	78,172,614
	senior bond, FR56, 8.375%, 9/15/26	624,244,000,000	IDR	47,239,353
	senior bond, FR59, 7.00%, 5/15/27	455,512,000,000	IDR	31,760,711
	senior bond, FR61, 7.00%, 5/15/22	167,591,000,000	IDR	11,993,465
	senior bond, FR63, 5.625%, 5/15/23	120,764,000,000	IDR	8,278,650
	senior bond, FR64, 6.125%, 5/15/28	18,838,000,000	IDR	1,232,864
	senior bond, FR70, 8.375%, 3/15/24	1,022,875,000,000	IDR	76,548,078
	senior bond, FR71, 9.00%, 3/15/29	624,606,000,000	IDR	48,639,631
				383,966,134
	Kenya 0.3%
[h]	Government of Kenya, senior note, 144A, 6.875%, 6/24/24	17,681,000		18,685,811
	Mexico 9.7%
	Government of Mexico,
	senior bond, M, 8.00%, 6/11/20	9,077,230[i]	MXN	46,386,625
	senior bond, M, 6.50%, 6/10/21	34,131,210[i]	MXN	172,532,665
	senior bond, M, 6.50%, 6/09/22	12,295,300[i]	MXN	62,032,585
	senior bond, M, 8.00%, 12/07/23	122,000[i]	MXN	647,635
	senior note, M, 5.00%, 12/11/19	34,266,500[i]	MXN	172,796,331
	senior note, M, 7.25%, 12/09/21	13,517,400[i]	MXN	69,303,938
[j]	Mexican Udibonos, Index Linked, 2.50%, 12/10/20	537,790[k]	MXN	2,704,197
				526,403,976
	South Korea 2.9%
	Korea Monetary Stabilization Bond,
	senior note, 2.06%, 12/02/19	117,660,000,000	KRW	98,246,629
	senior note, 1.18%, 8/02/21	10,669,000,000	KRW	8,873,083
  |  30

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
			Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	South Korea (continued)
	Korea Treasury Bond,
	senior note, 1.25%, 12/10/19		24,100,000,000	KRW	$20,099,533
	senior note, 1.375%, 9/10/21		16,003,000,000	KRW	13,355,078
	senior note, 2.00%, 12/10/21		19,554,000,000	KRW	16,543,548
					157,117,871
	Total Foreign Government and Agency Securities (Cost $2,902,086,329)				2,461,178,256
	U.S. Government and Agency Securities 0.6%
	United States 0.6%
	U.S. Treasury Note,
	1.50%, 8/31/21		14,420,000		14,378,599
	1.50%, 9/30/21		17,341,000		17,299,680
	Total U.S. Government and Agency Securities (Cost $31,665,229)				31,678,279
	Quasi-Sovereign and Corporate Bonds 0.0%†
	South Africa 0.0%†
[b,h,l]	K2016470219 South Africa Ltd.,
	senior secured note, 144A, PIK, 3.00%, 12/31/22		34,412,118		42,695
	senior secured note, 144A, PIK, 8.00%, 12/31/22		11,482,386	EUR	30,673
[b,h,l]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22		9,464,113		44,537
	Total Quasi-Sovereign and Corporate Bonds (Cost $43,305,066)				117,905
			Shares
	Escrows and Litigation Trusts (Cost $—) 0.0%
	United States 0.0%
[a,b]	NewPage Corp., Litigation Trust		2,500,000		—
		Number of Contracts	Notional Amount*
	Options Purchased 0.9%
	Calls - Over-the-Counter
	Currency Options 0.5%
	AUD/JPY, Counterparty CITI, February Strike Price 82.35 JPY, Expires 2/12/20	1	4,977,000	AUD	709
	AUD/JPY, Counterparty CITI, May Strike Price 84.00 JPY, Expires 5/06/20	1	22,122,000	AUD	6,853
	AUD/JPY, Counterparty CITI, May Strike Price 86.63 JPY, Expires 5/06/20	1	24,334,000	AUD	3,745
	AUD/JPY, Counterparty CITI, May Strike Price 85.50 JPY, Expires 5/07/20	1	88,487,000	AUD	17,440
	AUD/JPY, Counterparty CITI, November Strike Price 84.33 JPY, Expires 11/12/20	1	16,591,000	AUD	24,692
	AUD/USD, Counterparty HSBK, April Strike Price $0.77, Expires 4/30/20	1	27,652,000	AUD	11,236
	AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/04/20	1	34,842,000	AUD	16,485
	AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/07/20	1	22,122,000	AUD	8,556
  |  31

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
	Number of Contracts	Notional Amount*	Value
Options Purchased (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/JPY, Counterparty CITI, March Strike Price 111.15 JPY, Expires 3/20/20	1	83,640,000	$274,256
USD/JPY, Counterparty CITI, March Strike Price 111.40 JPY, Expires 3/30/20	1	97,579,000	305,813
USD/JPY, Counterparty CITI, September Strike Price 112.24 JPY, Expires 9/22/20	1	108,034,000	541,898
USD/MXN, Counterparty CITI, December Strike Price 20.50 MXN, Expires 12/05/19	1	33,547,000	262,438
USD/MXN, Counterparty CITI, December Strike Price 18.83 MXN, Expires 12/09/19	1	17,903,000	1,027,525
USD/MXN, Counterparty CITI, December Strike Price 21.70 MXN, Expires 12/09/19	1	17,903,000	37,346
USD/MXN, Counterparty CITI, March Strike Price 20.78 MXN, Expires 3/09/20	1	29,838,000	543,977
USD/MXN, Counterparty CITI, May Strike Price 20.50 MXN, Expires 5/11/20	1	121,462,000	3,920,793
USD/MXN, Counterparty CITI, May Strike Price 20.92 MXN, Expires 5/12/20	1	72,299,000	1,827,502
USD/MXN, Counterparty CITI, May Strike Price 20.87 MXN, Expires 5/14/20	1	81,555,000	2,155,906
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	25,449,000	802,331
USD/MXN, Counterparty CITI, September Strike Price 21.94 MXN, Expires 9/03/20	1	74,595,000	1,920,597
USD/MXN, Counterparty CITI, September Strike Price 21.70 MXN, Expires 9/08/20	1	74,521,000	2,162,748
USD/MXN, Counterparty GSCO, March Strike Price 21.20 MXN, Expires 3/12/20	1	71,600,000	989,798
USD/MXN, Counterparty JPHQ, November Strike Price 20.11 MXN, Expires 11/14/19	1	40,777,000	362,141
USD/MXN, Counterparty JPHQ, November Strike Price 20.11 MXN, Expires 11/14/19	1	40,778,000	362,149
USD/MXN, Counterparty JPHQ, November Strike Price 22.35 MXN, Expires 11/14/19	1	40,778,000	14,272
USD/MXN, Counterparty JPHQ, December Strike Price 20.14 MXN, Expires 12/19/19	1	15,331,000	234,457
USD/MXN, Counterparty JPHQ, March Strike Price 20.89 MXN, Expires 3/05/20	1	30,700,000	499,090
USD/MXN, Counterparty JPHQ, May Strike Price 20.93 MXN, Expires 5/13/20	1	46,603,000	1,178,497
USD/MXN, Counterparty MSCO, December Strike Price 20.56 MXN, Expires 12/10/19	1	29,838,000	237,630
USD/MXN, Counterparty MSCO, December Strike Price 20.77 MXN, Expires 12/10/19	1	29,838,000	182,638
USD/MXN, Counterparty MSCO, March Strike Price 21.58 MXN, Expires 3/05/20	1	59,676,000	590,434
USD/MXN, Counterparty MSCO, March Strike Price 24.81 MXN, Expires 3/05/20	1	29,838,000	46,249
USD/MXN, Counterparty MSCO, March Strike Price 21.36 MXN, Expires 3/10/20	1	111,893,000	1,344,059
USD/MXN, Counterparty MSCO, March Strike Price 20.90 MXN, Expires 3/12/20	1	19,400,000	334,534
USD/MXN, Counterparty MSCO, June Strike Price 21.45 MXN, Expires 6/15/20	1	19,400,000	435,685
  |  32

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty MSCO, September Strike Price 22.33 MXN, Expires 9/04/20	1	59,676,000		$1,314,125
USD/MXN, Counterparty MSCO, September Strike Price 25.97 MXN, Expires 9/04/20	1	59,676,000		367,365
				24,365,969
Puts - Over-the-Counter
Currency Options 0.4%
AUD/JPY, Counterparty CITI, May Strike Price 69.54 JPY, Expires 5/06/20	1	17,697,000	AUD	198,698
AUD/JPY, Counterparty CITI, May Strike Price 70.65 JPY, Expires 5/06/20	1	11,061,000	AUD	156,390
AUD/JPY, Counterparty CITI, May Strike Price 74.48 JPY, Expires 5/06/20	1	81,850,000	AUD	2,509,875
AUD/JPY, Counterparty CITI, May Strike Price 75.05 JPY, Expires 5/06/20	1	33,183,000	AUD	1,133,886
AUD/JPY, Counterparty CITI, May Strike Price 65.55 JPY, Expires 5/07/20	1	44,244,000	AUD	221,460
AUD/JPY, Counterparty CITI, May Strike Price 73.25 JPY, Expires 5/07/20	1	44,244,000	AUD	1,068,838
AUD/JPY, Counterparty CITI, November Strike Price 66.78 JPY, Expires 11/12/20	1	8,296,000	AUD	110,795
AUD/JPY, Counterparty CITI, November Strike Price 69.18 JPY, Expires 11/12/20	1	4,977,000	AUD	94,488
AUD/JPY, Counterparty CITI, November Strike Price 72.78 JPY, Expires 11/12/20	1	20,739,000	AUD	670,046
AUD/JPY, Counterparty CITI, November Strike Price 74.00 JPY, Expires 11/12/20	1	14,932,000	AUD	575,081
AUD/USD, Counterparty HSBK, April Strike Price $0.66, Expires 4/30/20	1	73,740,000	AUD	590,382
AUD/USD, Counterparty HSBK, April Strike Price $0.68, Expires 4/30/20	1	36,870,000	AUD	594,363
AUD/USD, Counterparty HSBK, May Strike Price $0.65, Expires 5/04/20	1	92,912,000	AUD	373,569
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/04/20	1	46,088,000	AUD	666,376
AUD/USD, Counterparty HSBK, May Strike Price $0.66, Expires 5/05/20	1	36,869,000	AUD	381,707
AUD/USD, Counterparty HSBK, May Strike Price $0.65, Expires 5/07/20	1	44,243,000	AUD	319,910
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/07/20	1	22,122,000	AUD	332,653
USD/JPY, Counterparty CITI, March Strike Price 100.11 JPY, Expires 3/20/20	1	83,640,000		356,306
USD/JPY, Counterparty CITI, March Strike Price 105.29 JPY, Expires 3/20/20	1	167,279,000		2,169,943
USD/JPY, Counterparty CITI, March Strike Price 104.61 JPY, Expires 3/30/20	1	195,159,000		2,306,194
USD/JPY, Counterparty CITI, September Strike Price 104.48 JPY, Expires 9/22/20	1	216,069,000		4,862,849
USD/MXN, Counterparty CITI, March Strike Price 18.35 MXN, Expires 3/06/20	1	31,795,000		57,549
USD/MXN, Counterparty CITI, March Strike Price 18.68 MXN, Expires 3/09/20	1	22,379,000		73,000
USD/MXN, Counterparty CITI, May Strike Price 18.31 MXN, Expires 5/14/20	1	20,389,000		63,226
USD/MXN, Counterparty CITI, September Strike Price 19.11 MXN, Expires 9/03/20	1	37,298,000		443,884
USD/MXN, Counterparty GSCO, March Strike Price 18.57 MXN, Expires 3/12/20	1	11,940,000		32,739
USD/MXN, Counterparty JPHQ, March Strike Price 18.74 MXN, Expires 3/05/20	1	23,025,000		79,851
  |  33

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
		Number of Contracts	Notional Amount*		Value
	Options Purchased (continued)
	Puts - Over-the-Counter (continued)
	Currency Options (continued)
	USD/MXN, Counterparty MSCO, December Strike Price 18.96 MXN, Expires 12/03/19	1	122,800,000		$188,130
	USD/MXN, Counterparty MSCO, December Strike Price 20.31 MXN, Expires 12/03/19	1	61,400,000		1,724,726
	USD/MXN, Counterparty MSCO, December Strike Price 18.68 MXN, Expires 12/10/19	1	29,838,000		25,512
	USD/MXN, Counterparty MSCO, December Strike Price 18.91 MXN, Expires 12/10/19	1	29,838,000		47,383
	USD/MXN, Counterparty MSCO, March Strike Price 18.92 MXN, Expires 3/10/20	1	14,919,000		72,999
					22,502,808
	Total Options Purchased (Cost $55,229,210)				46,868,777
	Total Investments before Short Term Investments (Cost $3,033,931,193)				2,540,162,959
			Principal Amount*
	Short Term Investments 49.7%
	Foreign Government and Agency Securities 10.2%
	Brazil 1.2%
	Letra Tesouro Nacional, Strip, 1/01/20 - 4/01/20		269,610[g]	BRL	63,500,960
	Japan 4.7%
[m]	Japan Treasury Discount Bill,
	10/07/19		8,998,200,000	JPY	83,230,540
	10/15/19		10,667,200,000	JPY	98,671,230
	12/10/19		7,545,000,000	JPY	69,808,784
					251,710,554
	Mexico 3.3%
[m]	Mexico Treasury Bill,
	11/07/19 - 6/18/20		256,844,890[n]	MXN	125,343,889
	1/02/20		111,910,910[n]	MXN	55,577,194
					180,921,083
	South Korea 1.0%
	Korea Monetary Stabilization Bond, senior note, 1.85%, 10/02/19		67,440,000,000	KRW	56,241,615
	Total Foreign Government and Agency Securities (Cost $566,880,872)				552,374,212
  |  34

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
			Principal Amount*		Value
	Short Term Investments (continued)
	U.S. Government and Agency Securities 16.0%
	United States 16.0%
[m]	U.S. Treasury Bill,
	10/24/19		85,200,000		$85,102,973
	10/29/19		220,510,000		220,188,851
	11/07/19		70,900,000		70,775,150
	12/05/19		129,821,000		129,404,649
	12/12/19		96,620,000		96,276,757
	12/26/19		136,500,000		135,918,484
	10/31/19 - 1/30/20		118,675,000		118,211,428
	U.S. Treasury Note, 1.25%, 1/31/20		13,600,000		13,570,781
	Total U.S. Government and Agency Securities (Cost $869,087,073)				869,449,073
	Total Investments before Money Market Funds (Cost $4,469,899,138)				3,961,986,244
			Shares

	Money Market Funds (Cost $1,273,863,831) 23.5%
	United States 23.5%
[o,p]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%		1,273,863,831		1,273,863,831
	Total Investments (Cost $5,743,762,969) 96.6%				5,235,850,075
	Options Written (0.6)%				(31,375,425)
	Other Assets, less Liabilities 4.0%				215,292,281
	Net Assets 100.0%				$5,419,766,931
		Number of Contracts	Notional Amount*
	Options Written (0.6)%
	Calls - Over-the-Counter
	Currency Options (0.4)%
	AUD/JPY, Counterparty CITI, November Strike Price 79.77 JPY, Expires 11/06/19	1	53,092,000	AUD	(466)
	AUD/JPY, Counterparty CITI, November Strike Price 80.15 JPY, Expires 11/06/19	1	22,122,000	AUD	(134)
	AUD/JPY, Counterparty CITI, November Strike Price 80.60 JPY, Expires 11/08/19	1	44,244,000	AUD	(239)
	AUD/JPY, Counterparty CITI, February Strike Price 77.28 JPY, Expires 2/12/20	1	16,591,000	AUD	(29,753)
	AUD/JPY, Counterparty CITI, February Strike Price 78.18 JPY, Expires 2/12/20	1	9,955,000	AUD	(11,046)
	AUD/JPY, Counterparty CITI, February Strike Price 79.45 JPY, Expires 2/12/20	1	14,932,000	AUD	(8,516)
	AUD/JPY, Counterparty CITI, February Strike Price 80.32 JPY, Expires 2/12/20	1	16,591,000	AUD	(6,114)
	AUD/JPY, Counterparty CITI, May Strike Price 78.60 JPY, Expires 5/06/20	1	35,395,000	AUD	(78,144)
  |  35

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Written (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
AUD/JPY, Counterparty CITI, May Strike Price 79.10 JPY, Expires 5/06/20	1	22,122,000	AUD	$(40,135)
AUD/JPY, Counterparty CITI, May Strike Price 77.35 JPY, Expires 5/07/20	1	88,487,000	AUD	(321,616)
AUD/USD, Counterparty HSBK, April Strike Price $0.71, Expires 4/30/20	1	27,652,000	AUD	(129,862)
AUD/USD, Counterparty HSBK, May Strike Price $0.71, Expires 5/04/20	1	34,842,000	AUD	(194,435)
AUD/USD, Counterparty HSBK, November Strike Price $0.71, Expires 11/05/20	1	22,122,000	AUD	(224,730)
AUD/USD, Counterparty HSBK, November Strike Price $0.80, Expires 11/05/20	1	44,244,000	AUD	(49,691)
AUD/USD, Counterparty HSBK, April Strike Price $0.81, Expires 4/29/21	1	55,304,000	AUD	(118,253)
AUD/USD, Counterparty HSBK, May Strike Price $0.80, Expires 5/04/21	1	69,684,000	AUD	(172,941)
AUD/USD, Counterparty HSBK, May Strike Price $0.78, Expires 5/05/21	1	36,870,000	AUD	(153,618)
USD/JPY, Counterparty CITI, March Strike Price 108.91 JPY, Expires 3/20/20	1	167,279,000		(1,472,557)
USD/JPY, Counterparty CITI, March Strike Price 109.16 JPY, Expires 3/30/20	1	195,159,000		(1,617,478)
USD/JPY, Counterparty CITI, September Strike Price 108.77 JPY, Expires 9/22/20	1	216,069,000		(2,868,748)
USD/MXN, Counterparty CITI, December Strike Price 19.81 MXN, Expires 12/09/19	1	35,806,000		(727,077)
USD/MXN, Counterparty CITI, March Strike Price 21.82 MXN, Expires 3/06/20	1	18,547,000		(156,926)
USD/MXN, Counterparty CITI, May Strike Price 19.55 MXN, Expires 5/11/20	1	40,487,000		(2,290,269)
USD/MXN, Counterparty CITI, May Strike Price 22.55 MXN, Expires 5/11/20	1	40,487,000		(416,247)
USD/MXN, Counterparty CITI, May Strike Price 19.82 MXN, Expires 5/12/20	1	28,920,000		(1,404,731)
USD/MXN, Counterparty CITI, May Strike Price 23.85 MXN, Expires 5/12/20	1	28,920,000		(163,369)
USD/MXN, Counterparty CITI, May Strike Price 22.85 MXN, Expires 5/14/20	1	40,778,000		(370,468)
USD/MXN, Counterparty CITI, May Strike Price 22.91 MXN, Expires 5/21/20	1	7,808,000		(72,661)
USD/MXN, Counterparty CITI, September Strike Price 23.00 MXN, Expires 9/03/20	1	37,298,000		(625,786)
USD/MXN, Counterparty CITI, September Strike Price 24.30 MXN, Expires 9/08/20	1	24,840,000		(265,018)
USD/MXN, Counterparty GSCO, March Strike Price 19.49 MXN, Expires 3/12/20	1	23,870,000		(1,151,823)
USD/MXN, Counterparty GSCO, March Strike Price 22.11 MXN, Expires 3/12/20	1	23,870,000		(177,688)
USD/MXN, Counterparty JPHQ, November Strike Price 21.00 MXN, Expires 11/14/19	1	81,556,000		(168,250)
USD/MXN, Counterparty JPHQ, May Strike Price 23.76 MXN, Expires 5/13/20	1	23,301,000		(137,895)
USD/MXN, Counterparty MSCO, December Strike Price 19.81 MXN, Expires 12/10/19	1	59,676,000		(1,224,313)
USD/MXN, Counterparty MSCO, March Strike Price 22.56 MXN, Expires 3/05/20	1	44,757,000		(232,334)
USD/MXN, Counterparty MSCO, March Strike Price 20.49 MXN, Expires 3/10/20	1	37,298,000		(851,290)
USD/MXN, Counterparty MSCO, March Strike Price 22.87 MXN, Expires 3/12/20	1	14,600,000		(68,138)
USD/MXN, Counterparty MSCO, June Strike Price 24.20 MXN, Expires 6/15/20	1	9,700,000		(61,420)
  |  36

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
	Number of Contracts	Notional Amount*	Value
Options Written (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty MSCO, September Strike Price 24.56 MXN, Expires 9/04/20	1	89,514,000	$(857,276)
USD/MXN, Counterparty MSCO, September Strike Price 25.68 MXN, Expires 9/10/20	1	7,460,000	(51,758)
			(18,973,213)
Puts - Over-the-Counter
Currency Options (0.2)%
USD/JPY, Counterparty CITI, March Strike Price 102.84 JPY, Expires 3/20/20	1	167,279,000	(1,269,815)
USD/JPY, Counterparty CITI, March Strike Price 100.13 JPY, Expires 3/30/20	1	97,579,000	(456,865)
USD/JPY, Counterparty CITI, September Strike Price 100.03 JPY, Expires 9/22/20	1	108,034,000	(1,255,787)
USD/MXN, Counterparty CITI, March Strike Price 18.96 MXN, Expires 3/06/20	1	29,808,000	(148,563)
USD/MXN, Counterparty CITI, March Strike Price 19.38 MXN, Expires 3/06/20	1	17,885,000	(171,571)
USD/MXN, Counterparty CITI, March Strike Price 19.37 MXN, Expires 3/09/20	1	44,757,000	(429,354)
USD/MXN, Counterparty CITI, May Strike Price 19.55 MXN, Expires 5/11/20	1	40,487,000	(595,604)
USD/MXN, Counterparty CITI, May Strike Price 19.69 MXN, Expires 5/12/20	1	14,460,000	(248,336)
USD/MXN, Counterparty CITI, May Strike Price 19.24 MXN, Expires 5/14/20	1	61,166,000	(632,518)
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	25,449,000	(982,611)
USD/MXN, Counterparty CITI, May Strike Price 19.09 MXN, Expires 5/21/20	1	7,808,000	(68,398)
USD/MXN, Counterparty CITI, September Strike Price 19.76 MXN, Expires 9/03/20	1	74,595,000	(1,571,642)
USD/MXN, Counterparty GSCO, March Strike Price 19.40 MXN, Expires 3/12/20	1	29,800,000	(300,116)
USD/MXN, Counterparty JPHQ, November Strike Price 19.44 MXN, Expires 11/13/19	1	23,301,000	(90,641)
USD/MXN, Counterparty JPHQ, November Strike Price 19.36 MXN, Expires 11/14/19	1	40,778,000	(122,171)
USD/MXN, Counterparty JPHQ, December Strike Price 19.36 MXN, Expires 12/19/19	1	15,331,000	(84,382)
USD/MXN, Counterparty JPHQ, March Strike Price 19.45 MXN, Expires 3/05/20	1	46,050,000	(486,334)
USD/MXN, Counterparty MSCO, December Strike Price 19.74 MXN, Expires 12/03/19	1	184,200,000	(2,003,175)
USD/MXN, Counterparty MSCO, December Strike Price 19.81 MXN, Expires 12/10/19	1	59,676,000	(778,115)
USD/MXN, Counterparty MSCO, March Strike Price 19.05 MXN, Expires 3/12/20	1	14,600,000	(86,797)
USD/MXN, Counterparty MSCO, June Strike Price 19.05 MXN, Expires 6/15/20	1	14,600,000	(133,882)
  |  37

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
	Number of Contracts	Notional Amount*	Value
Options Written (continued)
Currency Options (continued)
USD/MXN, Counterparty MSCO, September Strike Price 19.76 MXN, Expires 9/10/20	1	22,379,000	$(485,535)
			(12,402,212)
Total Options Written (Premiums received $43,601,727)			(31,375,425)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
[c]See Note 5 regarding restricted securities.
[d]The coupon rate shown represents the rate at period end.
[e]Redemption price at maturity and coupon payment are adjusted for inflation.
[f]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2019, the value of this security was $36,672, representing less than 0.1% of net assets.
[g]Principal amount is stated in 1,000 Brazilian Real Units.
[h]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $18,803,716, representing 0.3% of net assets.
[i]Principal amount is stated in 100 Mexican Peso Units.
[j]Principal amount of security is adjusted for inflation.
[k]Principal amount is stated in 100 Unidad de Inversion Units.
[l]Income may be received in additional securities and/or cash.
[m]The security was issued on a discount basis with no stated coupon rate.
[n]Principal amount is stated in 10 Mexican Peso Units.
[o]See Note 6 regarding investments in affiliated management investment companies.
[p]The rate shown is the annualized seven-day effective yield at period end.
  |  38

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
At September 30, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	CITI	Buy	53,617,000	11,717,514	EUR	10/02/19	$125,625	$ —
Brazilian Real	CITI	Sell	53,617,000	11,789,138	EUR	10/02/19	—	(47,548)
Indian Rupee	HSBK	Buy	1,241,853,000	17,537,820		10/03/19	34,171	—
Indian Rupee	HSBK	Sell	1,241,853,000	17,795,414		10/03/19	223,424	—
Norwegian Krone	DBAB	Buy	104,683,000	11,555,690		10/03/19	—	(49,552)
Swedish Krona	DBAB	Buy	142,352,000	14,645,267		10/03/19	—	(183,728)
Swedish Krona	DBAB	Sell	142,352,000	14,713,537		10/03/19	251,997	—
Euro	DBAB	Buy	18,590,300	20,487,626		10/04/19	—	(219,354)
Euro	DBAB	Sell	18,590,300	20,581,265		10/04/19	312,994	—
Euro	GSCO	Sell	4,499,800	5,119,152		10/04/19	213,198	—
Indian Rupee	BNDP	Sell	1,454,981,800	20,852,181		10/07/19	275,056	—
South Korean Won	HSBK	Sell	30,244,276,000	25,894,072		10/07/19	666,676	—
Australian Dollar	CITI	Buy	13,912,200	9,443,740		10/08/19	—	(50,843)
Australian Dollar	CITI	Sell	13,912,200	9,932,754		10/08/19	539,857	—
Euro	BOFA	Sell	8,748,171	9,960,930		10/08/19	419,987	—
Euro	DBAB	Buy	30,383,715	33,494,856		10/08/19	—	(357,724)
Euro	DBAB	Sell	30,383,715	34,599,456		10/08/19	1,462,324	—
Euro	GSCO	Sell	24,160,708	27,509,382		10/08/19	1,159,195	—
Euro	UBSW	Sell	28,979,798	33,008,134		10/09/19	1,399,529	—
Euro	CITI	Buy	41,610,395	45,543,826		10/10/19	—	(155,124)
Euro	CITI	Sell	41,610,395	47,614,775		10/10/19	2,226,073	—
Australian Dollar	JPHQ	Buy	49,900,000	33,814,785		10/11/19	—	(120,683)
Australian Dollar	JPHQ	Sell	49,900,000	35,812,731		10/11/19	2,118,629	—
Euro	JPHQ	Buy	30,695,490	34,205,412		10/11/19	—	(719,939)
Euro	JPHQ	Sell	30,695,490	35,155,852		10/11/19	1,670,379	—
Australian Dollar	CITI	Buy	44,476,193	30,198,890		10/15/19	—	(162,547)
Australian Dollar	CITI	Sell	44,476,193	31,874,308		10/15/19	1,837,966	—
Australian Dollar	JPHQ	Buy	62,145,500	42,117,683		10/15/19	—	(148,634)
Australian Dollar	JPHQ	Sell	62,145,500	44,543,719		10/15/19	2,574,670	—
Euro	BOFA	Sell	1,737,194	1,987,871		10/15/19	92,152	—
Euro	DBAB	Buy	26,139,540	28,831,781		10/15/19	—	(306,916)
Euro	DBAB	Sell	26,139,540	29,881,414		10/15/19	1,356,549	—
Euro	GSCO	Sell	11,097,345	12,687,484		10/15/19	577,466	—
Indian Rupee	JPHQ	Sell	1,112,237,000	15,400,678		10/15/19	—	(312,990)
South Korean Won	HSBK	Sell	41,035,875,625	35,034,471		10/15/19	796,965	—
Swedish Krona	DBAB	Buy	396,701,500	37,206,695	EUR	10/15/19	—	(266,424)
Euro	BOFA	Sell	6,976,140	8,018,375		10/16/19	405,007	—
Euro	SCNY	Sell	1,757,000	2,018,073		10/17/19	100,423	—
South Korean Won	HSBK	Sell	21,782,000,000	19,344,583		10/17/19	1,170,041	—
Japanese Yen	HSBK	Buy	7,722,978,700	71,993,813		10/21/19	—	(450,291)
Japanese Yen	HSBK	Sell	7,722,978,700	72,896,595		10/21/19	1,353,073	—
Japanese Yen	JPHQ	Buy	4,865,707,780	45,323,524		10/21/19	—	(248,963)
Japanese Yen	JPHQ	Sell	4,865,707,780	45,827,366		10/21/19	752,805	—
Euro	CITI	Buy	78,501,127	85,997,985		10/22/19	—	(283,671)
Euro	CITI	Sell	78,501,127	88,721,974		10/22/19	3,007,660	—
  |  39

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	GSCO	Sell	54,178,489	62,161,689		10/23/19	$3,000,032	$ —
Euro	UBSW	Sell	82,327,765	94,576,490		10/23/19	4,676,475	—
Euro	DBAB	Buy	15,547,058	17,159,677		10/24/19	—	(181,242)
Euro	DBAB	Sell	15,547,058	17,748,522		10/24/19	770,087	—
Euro	UBSW	Sell	13,130,824	15,079,372		10/24/19	739,628	—
Euro	DBAB	Buy	7,802,951	8,613,053		10/25/19	—	(90,999)
Euro	DBAB	Sell	7,802,951	8,882,567		10/25/19	360,513	—
Japanese Yen	CITI	Buy	2,899,700,200	27,008,099		10/28/19	—	(132,223)
Japanese Yen	CITI	Sell	2,899,700,200	26,981,159		10/28/19	105,283	—
Euro	BOFA	Sell	23,608,257	26,713,923		10/29/19	921,431	—
Euro	GSCO	Sell	12,212,381	13,819,531		10/29/19	477,260	—
Euro	JPHQ	Buy	2,285,000	2,549,563		10/29/19	—	(53,155)
Euro	JPHQ	Sell	2,285,000	2,584,975		10/29/19	88,567	—
Euro	SCNY	Sell	1,131,282	1,280,159		10/29/19	44,211	—
South Korean Won	HSBK	Sell	5,990,000,000	5,095,270		10/29/19	95,428	—
Swedish Krona	DBAB	Buy	238,330,425	24,763,918		10/29/19	—	(506,835)
Swedish Krona	DBAB	Sell	238,330,425	24,676,102		10/29/19	419,018	—
Brazilian Real	HSBK	Buy	91,050,000	23,919,611		10/30/19	—	(2,062,803)
Euro	DBAB	Buy	6,633,762	7,325,232		10/30/19	—	(77,114)
Euro	DBAB	Sell	6,633,762	7,509,419		10/30/19	261,300	—
Euro	BOFA	Sell	23,608,257	26,694,564		10/31/19	898,252	—
Euro	CITI	Sell	58,713,400	6,915,691,920	JPY	10/31/19	—	(43,788)
Euro	GSCO	Sell	5,717,100	6,462,410		10/31/19	215,439	—
Euro	CITI	Buy	1,347,153	1,477,221		11/04/19	—	(4,827)
Euro	CITI	Sell	1,347,153	1,525,382		11/04/19	52,988	—
Indian Rupee	JPHQ	Sell	140,321,000	1,941,152		11/04/19	—	(36,291)
Euro	UBSW	Sell	1,080,000	1,228,889		11/06/19	48,331	—
Indian Rupee	BNDP	Sell	1,467,128,200	20,283,252		11/06/19	—	(386,940)
Indian Rupee	HSBK	Sell	2,864,394,942	39,386,661		11/06/19	—	(969,453)
Indian Rupee	HSBK	Sell	2,361,702,507	32,559,489		11/07/19	—	(710,237)
Euro	JPHQ	Buy	11,202,250	12,508,001		11/08/19	—	(261,119)
Euro	JPHQ	Sell	11,202,250	12,721,163		11/08/19	474,281	—
South Korean Won	HSBK	Sell	60,173,000,000	49,664,081		11/12/19	—	(579,611)
Australian Dollar	CITI	Buy	44,319,904	30,114,931		11/13/19	—	(155,506)
Australian Dollar	CITI	Sell	44,319,904	31,015,069		11/13/19	1,055,643	—
Australian Dollar	JPHQ	Buy	49,900,000	33,844,026		11/13/19	—	(112,560)
Australian Dollar	JPHQ	Sell	49,900,000	34,968,673		11/13/19	1,237,206	—
Euro	JPHQ	Buy	17,420,515	19,457,958		11/13/19	—	(406,732)
Euro	JPHQ	Sell	17,420,515	19,644,854		11/13/19	593,628	—
Indian Rupee	HSBK	Sell	3,090,987,000	42,966,180		11/13/19	—	(545,601)
Swedish Krona	DBAB	Buy	396,701,500	37,196,752	EUR	11/13/19	—	(266,663)
Australian Dollar	JPHQ	Buy	69,762,400	47,316,627		11/14/19	—	(157,253)
Australian Dollar	JPHQ	Sell	69,762,400	48,997,622		11/14/19	1,838,247	—
Norwegian Krone	DBAB	Buy	207,400,000	23,298,057		11/14/19	—	(486,355)
Australian Dollar	CITI	Buy	44,319,904	30,116,261		11/15/19	—	(155,187)
Australian Dollar	CITI	Sell	44,319,904	31,046,093		11/15/19	1,085,019	—
  |  40

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	JPHQ	Buy	24,491,000	16,611,560		11/15/19	$ —	$(55,191)
Australian Dollar	JPHQ	Sell	24,491,000	17,157,170		11/15/19	600,801	—
Euro	DBAB	Buy	11,099,219	12,270,464		11/15/19	—	(130,678)
Euro	DBAB	Sell	11,099,219	12,686,962		11/15/19	547,176	—
Euro	JPHQ	Buy	3,119,931	3,485,327		11/15/19	—	(72,898)
Euro	JPHQ	Sell	3,119,931	3,566,331		11/15/19	153,902	—
South Korean Won	CITI	Sell	2,182,000,000	1,867,511		11/15/19	45,436	—
Indian Rupee	HSBK	Sell	2,631,137,000	36,449,913		11/18/19	—	(566,246)
Norwegian Krone	DBAB	Buy	85,576,000	9,587,649		11/18/19	—	(174,862)
Indian Rupee	CITI	Sell	4,067,114,000	56,708,226		11/19/19	—	(503,085)
Norwegian Krone	DBAB	Buy	346,104,000	38,465,189		11/19/19	—	(395,686)
Swedish Krona	DBAB	Buy	28,302,000	2,951,476		11/19/19	—	(67,333)
Swedish Krona	DBAB	Sell	28,302,000	2,934,157		11/19/19	50,014	—
Australian Dollar	JPHQ	Buy	25,164,000	17,070,251		11/20/19	—	(56,581)
Australian Dollar	JPHQ	Sell	25,164,000	17,446,327		11/20/19	432,657	—
Euro	BOFA	Sell	46,940,555	53,270,959		11/20/19	1,912,906	—
Euro	GSCO	Sell	8,064,735	9,148,232		11/20/19	324,538	—
Euro	JPHQ	Buy	101,548,881	113,482,550		11/20/19	—	(2,377,073)
Euro	JPHQ	Sell	101,548,881	115,311,293		11/20/19	4,205,816	—
Indian Rupee	JPHQ	Sell	1,425,342,000	19,792,843		11/20/19	—	(254,753)
Australian Dollar	JPHQ	Buy	21,416,000	14,528,143		11/21/19	—	(48,141)
Australian Dollar	JPHQ	Sell	21,416,000	14,790,104		11/21/19	310,102	—
Australian Dollar	JPHQ	Sell	123,731,101	8,894,175,080	JPY	11/21/19	—	(1,105,044)
Euro	BNDP	Sell	4,802,000	5,446,909		11/21/19	192,657	—
Euro	BOFA	Sell	9,579,000	10,865,747		11/21/19	384,599	—
Euro	GSCO	Sell	54,165,278	61,431,550		11/21/19	2,164,999	—
Euro	JPHQ	Buy	41,428,578	46,300,227		11/21/19	—	(969,915)
Euro	JPHQ	Sell	71,296,627	80,771,236		11/21/19	2,759,909	—
Euro	UBSW	Sell	82,668,771	93,691,825		11/21/19	3,237,328	—
Euro	HSBK	Sell	48,575,961	5,731,249,383	JPY	11/22/19	44,663	—
Euro	JPHQ	Sell	71,296,627	79,500,017		11/22/19	1,483,597	—
Japanese Yen	CITI	Buy	6,139,597,000	58,057,787		11/26/19	—	(1,055,173)
Japanese Yen	CITI	Sell	6,139,597,000	57,234,293		11/26/19	231,680	—
Norwegian Krone	DBAB	Buy	256,570,500	28,631,426		11/26/19	—	(408,136)
Swedish Krona	DBAB	Buy	568,819,000	59,217,744		11/26/19	—	(1,227,862)
Swedish Krona	DBAB	Sell	568,819,000	58,996,940		11/26/19	1,007,058	—
Japanese Yen	JPHQ	Buy	4,365,172,600	41,240,376		11/27/19	—	(709,912)
Euro	BNDP	Sell	19,042,000	21,529,552		11/29/19	683,293	—
Euro	BZWS	Sell	5,036,526	5,694,800		11/29/19	181,055	—
Euro	DBAB	Buy	57,336,369	63,451,293		11/29/19	—	(682,216)
Euro	DBAB	Sell	57,336,369	64,834,533		11/29/19	2,065,456	—
Euro	GSCO	Sell	24,226,101	27,406,382		11/29/19	884,822	—
Euro	MSCO	Sell	10,458,000	11,828,207		11/29/19	379,296	—
Swedish Krona	DBAB	Buy	355,545,889	36,954,193		11/29/19	—	(700,664)
Swedish Krona	DBAB	Sell	355,545,889	36,883,310		11/29/19	629,780	—
Australian Dollar	CITI	Buy	13,912,200	9,457,792		12/03/19	—	(48,144)
  |  41

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	CITI	Sell	13,912,200	9,684,422		12/03/19	$274,774	$ —
Euro	CITI	Buy	70,580,000	77,553,304		12/03/19	—	(256,037)
Euro	CITI	Sell	70,580,000	79,763,164		12/03/19	2,465,897	—
Euro	BOFA	Sell	13,546,846	15,345,528		12/04/19	507,971	—
Euro	GSCO	Sell	4,499,800	5,101,513		12/04/19	172,983	—
Euro	JPHQ	Sell	66,814,002	75,631,446		12/04/19	2,451,562	—
Euro	GSCO	Sell	8,776,716	9,976,669		12/05/19	362,804	—
Euro	JPHQ	Sell	14,763,729	16,766,060		12/05/19	594,123	—
Euro	SCNY	Sell	4,966,194	5,639,511		12/05/19	199,626	—
Euro	UBSW	Sell	28,019,798	31,784,818		12/05/19	1,092,409	—
Indian Rupee	HSBK	Sell	1,236,405,000	16,878,097		12/05/19	—	(478,853)
Japanese Yen	JPHQ	Buy	2,591,104,530	24,282,848		12/05/19	—	(206,059)
Japanese Yen	JPHQ	Sell	2,591,104,530	24,471,712		12/05/19	394,923	—
Japanese Yen	HSBK	Buy	7,958,354,590	74,614,848		12/06/19	—	(657,030)
Japanese Yen	HSBK	Sell	7,958,354,590	75,404,373		12/06/19	1,446,553	—
Japanese Yen	JPHQ	Buy	2,695,498,000	25,267,505		12/06/19	—	(217,961)
Japanese Yen	JPHQ	Sell	2,695,498,000	25,459,196		12/06/19	409,652	—
Mexican Peso	CITI	Buy	356,475,500	13,936,256	EUR	12/06/19	2,599,626	—
Mexican Peso	CITI	Sell	356,475,500	15,388,021	EUR	12/06/19	—	(1,009,235)
Euro	BOFA	Sell	8,753,727	10,017,153		12/09/19	424,781	—
Euro	DBAB	Buy	37,783,715	41,843,953		12/09/19	—	(440,395)
Euro	DBAB	Sell	37,783,715	43,198,877		12/09/19	1,795,319	—
Euro	JPHQ	Sell	11,367,248	12,991,286		12/10/19	533,809	—
Euro	DBAB	Buy	677,000	749,862		12/11/19	—	(7,860)
Euro	DBAB	Sell	677,000	777,162		12/11/19	35,160	—
Australian Dollar	HSBK	Sell	54,430,000	4,083,917,510	JPY	12/12/19	1,152,921	—
Australian Dollar	JPHQ	Sell	24,680,000	1,849,867,188	JPY	12/12/19	505,200	—
Euro	HSBK	Sell	12,000,000	13,768,260		12/12/19	614,813	—
Swedish Krona	DBAB	Buy	396,701,500	37,184,549	EUR	12/13/19	—	(262,601)
Euro	UBSW	Sell	7,424,000	8,519,040		12/16/19	378,309	—
Indian Rupee	HSBK	Sell	1,013,325,875	13,966,313		12/16/19	—	(237,431)
Indian Rupee	JPHQ	Sell	3,126,643,410	43,309,809		12/16/19	—	(516,213)
Euro	BOFA	Sell	23,470,278	26,756,117		12/18/19	1,015,006	—
Euro	DBAB	Buy	9,972,000	11,050,572		12/18/19	—	(113,745)
Euro	DBAB	Sell	13,698,285	15,610,566		12/18/19	586,923	—
Euro	GSCO	Sell	11,097,345	12,637,657		12/18/19	466,604	—
Japanese Yen	HSBK	Buy	8,024,176,000	74,885,430		12/19/19	—	(210,465)
Japanese Yen	HSBK	Sell	8,024,176,000	76,113,371		12/19/19	1,438,405	—
Norwegian Krone	DBAB	Buy	346,104,000	38,476,949		12/19/19	—	(387,184)
Japanese Yen	JPHQ	Buy	3,941,605,450	36,804,963		12/20/19	—	(119,418)
Japanese Yen	JPHQ	Sell	3,941,605,450	37,258,976		12/20/19	573,430	—
Norwegian Krone	DBAB	Buy	209,551,000	23,418,753		12/23/19	—	(355,054)
Japanese Yen	JPHQ	Buy	6,466,883,000	60,254,467		12/24/19	—	(39,301)
Euro	CITI	Sell	58,713,400	6,918,392,736	JPY	12/30/19	—	(8,389)
Indian Rupee	BNDP	Sell	612,350,000	8,394,393		1/13/20	—	(156,886)
Australian Dollar	JPHQ	Sell	35,640,000	2,614,158,003	JPY	1/14/20	245,154	—
  |  42

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	JPHQ	Buy	62,145,500	42,213,822		1/15/20	$ —	$(132,055)
Australian Dollar	JPHQ	Sell	62,145,500	43,540,069		1/15/20	1,458,302	—
Indian Rupee	CITI	Sell	3,768,935,000	51,467,090		1/16/20	—	(1,144,479)
Euro	DBAB	Sell	15,171,012	17,277,052		1/23/20	592,624	—
Japanese Yen	BNDP	Buy	23,041,100,000	214,756,337		1/24/20	242,915	—
South Korean Won	HSBK	Sell	13,196,124,375	11,280,667		1/28/20	235,205	—
Indian Rupee	HSBK	Sell	1,241,853,000	17,247,958		2/03/20	—	(47,081)
South Korean Won	DBAB	Sell	28,680,000,000	23,769,269		2/10/20	—	(248,230)
Swedish Krona	DBAB	Buy	396,701,500	37,158,948	EUR	2/13/20	—	(264,056)
Australian Dollar	JPHQ	Sell	123,731,101	8,854,383,158	JPY	2/21/20	—	(1,093,851)
Euro	SCNY	Sell	4,214,000	4,729,583		2/24/20	85,238	—
Australian Dollar	CITI	Sell	89,789,742	6,419,180,872	JPY	2/25/20	—	(843,753)
Euro	HSBK	Sell	48,575,961	5,732,138,323	JPY	2/25/20	51,329	—
Japanese Yen	CITI	Buy	6,477,261,700	61,670,645		2/26/20	—	(1,108,955)
Japanese Yen	CITI	Sell	6,477,261,700	60,795,269		2/26/20	233,579	—
Norwegian Krone	DBAB	Buy	256,570,500	28,652,049		2/26/20	—	(404,668)
Japanese Yen	CITI	Buy	4,416,660,000	42,009,976		2/27/20	—	(712,169)
Japanese Yen	CITI	Sell	4,416,660,000	41,457,050		2/27/20	159,244	—
Japanese Yen	JPHQ	Buy	4,365,256,600	41,519,675		2/27/20	—	(702,514)
Euro	BZWS	Sell	10,073,051	11,319,541		2/28/20	214,816	—
Japanese Yen	CITI	Buy	8,481,766,000	81,244,098		2/28/20	—	(1,930,841)
Japanese Yen	CITI	Sell	8,481,766,000	79,618,792		2/28/20	305,535	—
Euro	CITI	Buy	27,520,080	30,452,069		3/06/20	—	(99,119)
Euro	CITI	Sell	27,520,080	30,726,169		3/06/20	373,219	—
Japanese Yen	HSBK	Buy	3,118,896,720	29,398,150		3/06/20	—	(220,797)
Japanese Yen	HSBK	Sell	3,118,896,720	29,748,259		3/06/20	570,907	—
Japanese Yen	JPHQ	Buy	2,962,169,960	27,951,081		3/06/20	—	(239,911)
Japanese Yen	JPHQ	Sell	2,962,169,960	28,156,540		3/06/20	445,371	—
South Korean Won	DBAB	Sell	28,685,000,000	23,858,438		3/06/20	—	(185,733)
Australian Dollar	JPHQ	Sell	32,190,000	2,402,196,776	JPY	3/12/20	654,640	—
Australian Dollar	HSBK	Sell	13,830,000	1,028,267,415	JPY	3/13/20	246,027	—
Swedish Krona	DBAB	Buy	396,701,500	37,145,031	EUR	3/13/20	—	(264,028)
Indian Rupee	JPHQ	Sell	857,347,890	11,740,471		3/16/20	—	(135,195)
Australian Dollar	JPHQ	Buy	23,000,000	15,643,910		3/18/20	—	(46,761)
Australian Dollar	JPHQ	Sell	23,000,000	15,968,769		3/18/20	371,620	—
South Korean Won	CITI	Sell	22,784,500,000	19,355,647		3/20/20	247,343	—
Euro	GSCO	Sell	54,165,278	60,707,360		3/23/20	898,002	—
Japanese Yen	HSBK	Buy	11,632,766,170	109,481,181		3/23/20	—	(543,421)
Japanese Yen	HSBK	Sell	11,632,766,170	111,056,371		3/23/20	2,118,611	—
Japanese Yen	JPHQ	Buy	7,874,733,450	74,053,364		3/23/20	—	(308,581)
Japanese Yen	JPHQ	Sell	7,874,733,450	74,922,382		3/23/20	1,177,599	—
Norwegian Krone	DBAB	Buy	209,551,000	23,437,874		3/23/20	—	(365,375)
Japanese Yen	CITI	Buy	12,198,537,000	114,399,000		3/24/20	—	(155,972)
Japanese Yen	CITI	Sell	6,145,500,000	57,772,956		3/24/20	218,470	—
Japanese Yen	JPHQ	Buy	2,043,825,370	19,402,712		3/24/20	—	(261,662)
Japanese Yen	JPHQ	Sell	2,043,825,370	19,446,553		3/24/20	305,504	—
  |  43

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Norwegian Krone	DBAB	Buy	157,624,000	17,529,164		3/24/20	$ —	$(174,008)
Euro	HSBK	Sell	48,577,224	5,742,799,450	JPY	3/25/20	140,108	—
Euro	BZWS	Sell	5,036,526	5,580,445		3/31/20	16,158	—
Euro	CITI	Buy	74,007,912	82,024,449		3/31/20	—	(261,484)
Euro	CITI	Sell	58,713,400	6,918,774,373	JPY	3/31/20	—	(41,839)
Euro	CITI	Sell	74,007,912	85,738,166		3/31/20	3,975,201	—
Euro	SCNY	Sell	1,153,718	1,278,943		3/31/20	4,330	—
Brazilian Real	CITI	Buy	53,617,000	11,517,905	EUR	4/01/20	34,539	—
Australian Dollar	JPHQ	Buy	107,000,000	72,816,282		4/14/20	—	(213,942)
Australian Dollar	JPHQ	Sell	107,000,000	75,231,700		4/14/20	2,629,360	—
Australian Dollar	JPHQ	Sell	123,731,101	8,824,440,232	JPY	5/21/20	—	(1,084,711)
Euro	HSBK	Sell	48,575,961	5,735,766,946	JPY	5/22/20	61,731	—
Japanese Yen	HSBK	Buy	3,118,896,780	29,568,720		6/08/20	—	(225,235)
Japanese Yen	JPHQ	Buy	2,962,169,960	28,115,566		6/08/20	—	(246,612)
Japanese Yen	JPHQ	Sell	2,962,169,960	28,305,056		6/08/20	436,102	—
Australian Dollar	HSBK	Sell	14,110,000	1,046,164,785	JPY	6/12/20	259,583	—
Australian Dollar	JPHQ	Sell	38,500,000	2,855,658,833	JPY	6/12/20	718,959	—
Euro	JPHQ	Sell	3,066,139	3,563,221		6/15/20	159,100	—
Swedish Krona	DBAB	Buy	396,701,500	37,097,789	EUR	6/15/20	—	(262,848)
Japanese Yen	JPHQ	Buy	3,941,605,450	37,272,195		6/22/20	—	(157,075)
Japanese Yen	JPHQ	Sell	3,027,000,000	28,945,644		6/22/20	442,673	—
Japanese Yen	BNDP	Buy	9,960,831,630	95,137,671		6/24/20	—	(1,332,717)
Euro	CITI	Sell	58,713,400	6,917,600,105	JPY	6/30/20	—	(79,749)
Australian Dollar	JPHQ	Sell	123,731,098	8,793,556,767	JPY	8/21/20	—	(1,072,960)
Australian Dollar	CITI	Sell	89,550,658	6,356,184,831	JPY	8/24/20	—	(846,643)
Euro	HSBK	Sell	48,575,961	5,740,085,350	JPY	8/24/20	77,892	—
Japanese Yen	CITI	Buy	5,314,266,000	51,420,311		8/31/20	—	(1,175,256)
Euro	CITI	Sell	58,713,400	6,919,948,641	JPY	9/30/20	—	(89,233)
Total Forward Exchange Contracts							$114,396,271	$(48,480,654)
Net unrealized appreciation (depreciation)							$65,915,617

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2019, the Fund had the following interest rate swap contracts outstanding. See  Note 3.
Interest Rate Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.378%	Semi-Annual	11/18/46	$347,500,000	$(53,777,080)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.537%	Semi-Annual	4/13/47	34,200,000	(6,604,068)
  |  44

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
Interest Rate Swap Contracts (continued)
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.587%	Semi-Annual	7/27/47	$53,800,000	$(10,750,952)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	52,462,000	(15,448,824)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	52,462,000	(15,720,983)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	52,462,000	(15,927,303)
Total Interest Rate Swap Contracts				$(118,229,210)
See Abbreviations on page 67.
  |  45

Templeton Income Trust
Statement of Investments, September 30, 2019 (unaudited)
Templeton International Bond Fund
	Principal Amount*		Value
Foreign Government and Agency Securities 55.7%
Argentina 1.1%
Argentina Treasury Bill,
Strip, 3/30/20	80,499,500	ARS	$1,088,066
Strip, 4/28/20	56,166,000	ARS	759,173
Strip, 5/28/20	100,000	ARS	859
Strip, 7/29/20	29,394,000	ARS	278,112
Strip, 10/29/20	5,261,000	ARS	39,738
Argentine Bonos del Tesoro,
18.20%, 10/03/21	73,832,000	ARS	355,997
16.00%, 10/17/23	171,501,000	ARS	912,456
senior note, 15.50%, 10/17/26	153,089,000	ARS	811,689
Government of Argentina,
[a] FRN, 67.42%, (ARPP7DRR), 6/21/20	940,000	ARS	7,057
[a] FRN, 55.469%, (ARS Badlar + 2.00%), 4/03/22	5,808,000	ARS	42,924
[b] Index Linked, 4.00%, 3/06/20	356,000	ARS	3,820
senior note, 4.50%, 2/13/20	927,000		303,796
			4,603,687
Brazil 11.9%
Letra Tesouro Nacional,
Strip, 7/01/20	23,370[c]	BRL	5,429,288
Strip, 4/01/21	1,090[c]	BRL	243,433
Strip, 7/01/21	28,210[c]	BRL	6,206,870
Strip, 1/01/22	22,000[c]	BRL	4,685,201
Nota do Tesouro Nacional,
10.00%, 1/01/21	130[c]	BRL	33,081
10.00%, 1/01/23	8,407[c]	BRL	2,249,522
10.00%, 1/01/25	51,600[c]	BRL	14,226,257
10.00%, 1/01/27	64,330[c]	BRL	18,151,768
			51,225,420
Colombia 1.2%
Government of Colombia,
senior bond, 7.75%, 4/14/21	378,000,000	COP	113,148
senior bond, 4.375%, 3/21/23	57,000,000	COP	16,089
senior bond, 9.85%, 6/28/27	91,000,000	COP	33,261
Titulos de Tesoreria,
senior bond, B, 11.00%, 7/24/20	746,000,000	COP	225,616
senior bond, B, 7.00%, 5/04/22	11,196,000,000	COP	3,389,074
senior bond, B, 10.00%, 7/24/24	4,505,000,000	COP	1,560,917
			5,338,105
Ghana 1.1%
Ghana Treasury Note, 17.24%, 11/11/19	280,000	GHS	51,483
Government of Ghana,
21.00%, 3/23/20	90,000	GHS	16,817
24.75%, 3/01/21	180,000	GHS	35,681
16.25%, 5/17/21	1,510,000	GHS	268,933
24.50%, 6/21/21	50,000	GHS	9,938
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  46

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
24.75%, 7/19/21	280,000	GHS	$55,799
18.75%, 1/24/22	2,910,000	GHS	531,034
17.60%, 11/28/22	80,000	GHS	14,183
19.75%, 3/25/24	2,910,000	GHS	537,741
19.00%, 11/02/26	8,740,000	GHS	1,547,266
senior bond, 19.75%, 3/15/32	8,740,000	GHS	1,572,042
senior note, 21.50%, 3/09/20	200,000	GHS	37,322
senior note, 18.50%, 6/01/20	100,000	GHS	18,478
senior note, 18.25%, 9/21/20	160,000	GHS	29,560
senior note, 16.50%, 3/22/21	360,000	GHS	64,784
			4,791,061
India 9.4%
Government of India,
senior bond, 8.20%, 2/15/22	19,000,000	INR	282,059
senior bond, 8.35%, 5/14/22	30,400,000	INR	453,515
senior bond, 8.08%, 8/02/22	673,000,000	INR	10,023,789
senior bond, 8.13%, 9/21/22	51,000,000	INR	761,770
senior bond, 9.15%, 11/14/24	227,000,000	INR	3,567,285
senior note, 7.80%, 4/11/21	196,900,000	INR	2,863,223
senior note, 8.79%, 11/08/21	110,000,000	INR	1,641,475
senior note, 8.15%, 6/11/22	82,000,000	INR	1,219,675
senior note, 6.84%, 12/19/22	12,000,000	INR	173,344
senior note, 7.16%, 5/20/23	19,100,000	INR	277,420
senior note, 8.83%, 11/25/23	257,900,000	INR	3,969,714
senior note, 7.68%, 12/15/23	302,000,000	INR	4,480,005
senior note, 7.59%, 1/11/26	512,000,000	INR	7,597,725
senior note, 6.79%, 5/15/27	232,300,000	INR	3,291,528
			40,602,527
Indonesia 4.3%
Government of Indonesia,
senior bond, FR39, 11.75%, 8/15/23	1,040,000,000	IDR	85,944
senior bond, FR40, 11.00%, 9/15/25	1,060,000,000	IDR	89,258
senior bond, FR42, 10.25%, 7/15/27	6,831,000,000	IDR	563,997
senior bond, FR44, 10.00%, 9/15/24	686,000,000	IDR	54,735
senior bond, FR47, 10.00%, 2/15/28	4,555,000,000	IDR	373,962
senior bond, FR52, 10.50%, 8/15/30	7,950,000,000	IDR	683,996
senior bond, FR56, 8.375%, 9/15/26	53,156,000,000	IDR	4,022,554
senior bond, FR64, 6.125%, 5/15/28	159,000,000	IDR	10,406
senior bond, FR70, 8.375%, 3/15/24	168,376,000,000	IDR	12,600,620
			18,485,472
  |  47

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
		Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Mexico 9.4%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20		4,433,950[d]	MXN	$22,658,452
senior bond, M, 6.50%, 6/10/21		958,380[d]	MXN	4,844,594
senior bond, M, 6.50%, 6/09/22		205,600[d]	MXN	1,037,299
senior bond, M, 8.00%, 12/07/23		6,600[d]	MXN	35,036
senior note, M, 5.00%, 12/11/19		349,600[d]	MXN	1,762,934
senior note, M, 7.25%, 12/09/21		2,040,400[d]	MXN	10,461,165
				40,799,480
Singapore 1.4%
Government of Singapore, senior note, 2.00%, 7/01/20		8,447,000	SGD	6,126,496
South Korea 11.4%
Korea Monetary Stabilization Bond, senior note, 2.05%, 10/05/20		24,580,000,000	KRW	20,647,175
Korea Treasury Bond,
senior note, 1.75%, 6/10/20		4,202,000,000	KRW	3,515,705
senior note, 1.75%, 12/10/20		30,200,000,000	KRW	25,306,745
				49,469,625
Thailand 4.5%
Bank of Thailand Bond,
senior note, 1.34%, 2/26/20		299,760,000	THB	9,792,748
senior note, 1.77%, 3/27/20		293,000,000	THB	9,592,016
				19,384,764
Total Foreign Government and Agency Securities (Cost $271,939,263)				240,826,637
	Number of Contracts	Notional Amount*
Options Purchased 0.8%
Calls - Over-the-Counter
Currency Options 0.4%
AUD/JPY, Counterparty CITI, February Strike Price 82.35 JPY, Expires 2/12/20	1	374,000	AUD	53
AUD/JPY, Counterparty CITI, May Strike Price 84.00 JPY, Expires 5/06/20	1	1,663,000	AUD	515
AUD/JPY, Counterparty CITI, May Strike Price 86.63 JPY, Expires 5/06/20	1	1,829,000	AUD	281
AUD/JPY, Counterparty CITI, May Strike Price 85.50 JPY, Expires 5/07/20	1	6,653,000	AUD	1,311
AUD/JPY, Counterparty CITI, November Strike Price 84.33 JPY, Expires 11/12/20	1	1,247,000	AUD	1,856
AUD/USD, Counterparty HSBK, April Strike Price $0.77, Expires 4/30/20	1	2,078,000	AUD	844
AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/04/20	1	2,620,000	AUD	1,240
AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/07/20	1	1,663,000	AUD	643
USD/JPY, Counterparty CITI, March Strike Price 111.15 JPY, Expires 3/20/20	1	8,271,000		27,121
USD/JPY, Counterparty CITI, March Strike Price 111.40 JPY, Expires 3/30/20	1	9,650,000		30,243
USD/JPY, Counterparty CITI, September Strike Price 112.24 JPY, Expires 9/22/20	1	10,683,000		53,586
USD/MXN, Counterparty CITI, December Strike Price 20.50 MXN, Expires 12/05/19	1	2,519,000		19,706
USD/MXN, Counterparty CITI, December Strike Price 18.83 MXN, Expires 12/09/19	1	908,000		52,114
  |  48

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty CITI, December Strike Price 21.70 MXN, Expires 12/09/19	1	908,000		$1,894
USD/MXN, Counterparty CITI, March Strike Price 20.78 MXN, Expires 3/09/20	1	1,513,000		27,583
USD/MXN, Counterparty CITI, May Strike Price 20.50 MXN, Expires 5/11/20	1	9,120,000		294,394
USD/MXN, Counterparty CITI, May Strike Price 20.92 MXN, Expires 5/12/20	1	5,429,000		137,229
USD/MXN, Counterparty CITI, May Strike Price 20.87 MXN, Expires 5/14/20	1	6,124,000		161,888
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	1,911,000		60,248
USD/MXN, Counterparty CITI, September Strike Price 21.94 MXN, Expires 9/03/20	1	3,783,000		97,401
USD/MXN, Counterparty CITI, September Strike Price 21.70 MXN, Expires 9/08/20	1	3,780,000		109,703
USD/MXN, Counterparty GSCO, March Strike Price 21.20 MXN, Expires 3/12/20	1	3,600,000		49,766
USD/MXN, Counterparty JPHQ, November Strike Price 20.11 MXN, Expires 11/14/19	1	3,062,000		27,194
USD/MXN, Counterparty JPHQ, November Strike Price 20.11 MXN, Expires 11/14/19	1	3,062,000		27,194
USD/MXN, Counterparty JPHQ, November Strike Price 22.35 MXN, Expires 11/14/19	1	3,062,000		1,072
USD/MXN, Counterparty JPHQ, May Strike Price 20.93 MXN, Expires 5/13/20	1	3,499,000		88,483
USD/MXN, Counterparty MSCO, December Strike Price 20.56 MXN, Expires 12/10/19	1	1,513,000		12,050
USD/MXN, Counterparty MSCO, December Strike Price 20.77 MXN, Expires 12/10/19	1	1,513,000		9,261
USD/MXN, Counterparty MSCO, March Strike Price 21.58 MXN, Expires 3/05/20	1	3,027,000		29,949
USD/MXN, Counterparty MSCO, March Strike Price 24.81 MXN, Expires 3/05/20	1	1,513,000		2,345
USD/MXN, Counterparty MSCO, March Strike Price 21.36 MXN, Expires 3/10/20	1	5,675,000		68,168
USD/MXN, Counterparty MSCO, March Strike Price 20.90 MXN, Expires 3/12/20	1	1,000,000		17,244
USD/MXN, Counterparty MSCO, June Strike Price 21.45 MXN, Expires 6/15/20	1	1,000,000		22,458
USD/MXN, Counterparty MSCO, September Strike Price 22.33 MXN, Expires 9/04/20	1	3,027,000		66,658
USD/MXN, Counterparty MSCO, September Strike Price 25.97 MXN, Expires 9/04/20	1	3,027,000		18,634
				1,520,329
Puts - Over-the-Counter
Currency Options 0.4%
AUD/JPY, Counterparty CITI, May Strike Price 69.54 JPY, Expires 5/06/20	1	1,331,000	AUD	14,944
AUD/JPY, Counterparty CITI, May Strike Price 70.65 JPY, Expires 5/06/20	1	832,000	AUD	11,763
AUD/JPY, Counterparty CITI, May Strike Price 74.48 JPY, Expires 5/06/20	1	6,153,000	AUD	188,678
AUD/JPY, Counterparty CITI, May Strike Price 75.05 JPY, Expires 5/06/20	1	2,494,000	AUD	85,222
AUD/JPY, Counterparty CITI, May Strike Price 65.55 JPY, Expires 5/07/20	1	3,326,000	AUD	16,648
AUD/JPY, Counterparty CITI, May Strike Price 73.25 JPY, Expires 5/07/20	1	3,326,000	AUD	80,349
AUD/JPY, Counterparty CITI, November Strike Price 66.78 JPY, Expires 11/12/20	1	624,000	AUD	8,334
AUD/JPY, Counterparty CITI, November Strike Price 69.18 JPY, Expires 11/12/20	1	374,000	AUD	7,100
AUD/JPY, Counterparty CITI, November Strike Price 72.78 JPY, Expires 11/12/20	1	1,559,000	AUD	50,369
AUD/JPY, Counterparty CITI, November Strike Price 74.00 JPY, Expires 11/12/20	1	1,123,000	AUD	43,250
AUD/USD, Counterparty HSBK, April Strike Price $0.66, Expires 4/30/20	1	5,544,000	AUD	44,387
AUD/USD, Counterparty HSBK, April Strike Price $0.68, Expires 4/30/20	1	2,772,000	AUD	44,686
  |  49

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
		Number of Contracts	Notional Amount*		Value
	Options Purchased (continued)
	Puts - Over-the-Counter (continued)
	Currency Options (continued)
	AUD/USD, Counterparty HSBK, May Strike Price $0.65, Expires 5/04/20	1	6,985,000	AUD	$28,084
	AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/04/20	1	3,464,000	AUD	50,085
	AUD/USD, Counterparty HSBK, May Strike Price $0.66, Expires 5/05/20	1	2,772,000	AUD	28,699
	AUD/USD, Counterparty HSBK, May Strike Price $0.65, Expires 5/07/20	1	3,326,000	AUD	24,049
	AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/07/20	1	1,663,000	AUD	25,007
	AUD/USD, Counterparty MSCO, November Strike Price $0.67, Expires 11/14/19	1	6,000	AUD	35
	USD/JPY, Counterparty CITI, March Strike Price 100.11 JPY, Expires 3/20/20	1	8,271,000		35,234
	USD/JPY, Counterparty CITI, March Strike Price 105.29 JPY, Expires 3/20/20	1	16,542,000		214,583
	USD/JPY, Counterparty CITI, March Strike Price 104.61 JPY, Expires 3/30/20	1	19,299,000		228,056
	USD/JPY, Counterparty CITI, September Strike Price 104.48 JPY, Expires 9/22/20	1	21,367,000		480,886
	USD/MXN, Counterparty CITI, March Strike Price 18.35 MXN, Expires 3/06/20	1	1,613,000		2,919
	USD/MXN, Counterparty CITI, March Strike Price 18.68 MXN, Expires 3/09/20	1	1,135,000		3,702
	USD/MXN, Counterparty CITI, May Strike Price 18.31 MXN, Expires 5/14/20	1	1,531,000		4,748
	USD/MXN, Counterparty CITI, September Strike Price 19.11 MXN, Expires 9/03/20	1	1,892,000		22,517
	USD/MXN, Counterparty GSCO, March Strike Price 18.57 MXN, Expires 3/12/20	1	610,000		1,673
	USD/MXN, Counterparty MSCO, December Strike Price 18.68 MXN, Expires 12/10/19	1	1,513,000		1,294
	USD/MXN, Counterparty MSCO, December Strike Price 18.91 MXN, Expires 12/10/19	1	1,513,000		2,403
	USD/MXN, Counterparty MSCO, March Strike Price 18.92 MXN, Expires 3/10/20	1	757,000		3,704
					1,753,408
	Total Options Purchased (Cost $3,841,775)				3,273,737
	Total Investments before Short Term Investments (Cost $275,781,038)				244,100,374
			Principal Amount*
	Short Term Investments 38.4%
	Foreign Government and Agency Securities 12.8%
	Brazil 0.2%
	Letra Tesouro Nacional, Strip, 1/01/20 - 4/01/20		2,930[c]	BRL	690,105
	Japan 4.3%
[e]	Japan Treasury Discount Bill,
	10/07/19		665,300,000	JPY	6,153,817
	10/15/19		789,300,000	JPY	7,300,998
	12/10/19		558,000,000	JPY	5,162,797
					18,617,612
	Mexico 2.8%
[e]	Mexico Treasury Bill, 11/07/19 - 6/18/20		24,966,350[f]	MXN	12,246,006
  |  50

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
			Principal Amount*		Value
	Short Term Investments (continued)
	Foreign Government and Agency Securities (continued)
	Singapore 3.1%
	Government of Singapore, senior bond, 3.25%, 9/01/20		18,025,000	SGD	$13,230,547
	South Korea 2.4%
	Korea Monetary Stabilization Bond,
	senior note, 2.16%, 2/02/20		1,492,000,000	KRW	1,247,841
	senior note, 2.14%, 6/02/20		11,147,000,000	KRW	9,346,987
					10,594,828
	Total Foreign Government and Agency Securities (Cost $55,912,602)				55,379,098
	Total Investments before Money Market Funds (Cost $331,693,640)				299,479,472
			Shares

	Money Market Funds (Cost $110,863,682) 25.6%
	United States 25.6%
[g,h]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%		110,863,682		110,863,682
	Total Investments (Cost $442,557,322) 94.9%				410,343,154
	Options Written (0.5)%				(2,117,430)
	Other Assets, less Liabilities 5.6%				24,114,999
	Net Assets 100.0%				$432,340,723
		Number of Contracts	Notional Amount*
	Options Written (0.5)%
	Calls - Over-the-Counter
	Currency Options (0.3)%
	AUD/JPY, Counterparty CITI, November Strike Price 79.77 JPY, Expires 11/06/19	1	3,992,000	AUD	(35)
	AUD/JPY, Counterparty CITI, November Strike Price 80.15 JPY, Expires 11/06/19	1	1,663,000	AUD	(10)
	AUD/JPY, Counterparty CITI, November Strike Price 80.60 JPY, Expires 11/08/19	1	3,326,000	AUD	(18)
	AUD/JPY, Counterparty CITI, February Strike Price 77.28 JPY, Expires 2/12/20	1	1,247,000	AUD	(2,236)
	AUD/JPY, Counterparty CITI, February Strike Price 78.18 JPY, Expires 2/12/20	1	748,000	AUD	(830)
	AUD/JPY, Counterparty CITI, February Strike Price 79.45 JPY, Expires 2/12/20	1	1,123,000	AUD	(640)
	AUD/JPY, Counterparty CITI, February Strike Price 80.32 JPY, Expires 2/12/20	1	1,247,000	AUD	(460)
	AUD/JPY, Counterparty CITI, May Strike Price 78.60 JPY, Expires 5/06/20	1	2,661,000	AUD	(5,875)
	AUD/JPY, Counterparty CITI, May Strike Price 79.10 JPY, Expires 5/06/20	1	1,663,000	AUD	(3,017)
	AUD/JPY, Counterparty CITI, May Strike Price 77.35 JPY, Expires 5/07/20	1	6,653,000	AUD	(24,181)
	AUD/USD, Counterparty HSBK, April Strike Price $0.71, Expires 4/30/20	1	2,078,000	AUD	(9,759)
	AUD/USD, Counterparty HSBK, May Strike Price $0.71, Expires 5/04/20	1	2,620,000	AUD	(14,621)
	AUD/USD, Counterparty HSBK, November Strike Price $0.71, Expires 11/05/20	1	1,663,000	AUD	(16,894)
	AUD/USD, Counterparty HSBK, November Strike Price $0.80, Expires 11/05/20	1	3,326,000	AUD	(3,735)
	AUD/USD, Counterparty HSBK, April Strike Price $0.81, Expires 4/29/21	1	4,158,000	AUD	(8,891)
	AUD/USD, Counterparty HSBK, May Strike Price $0.80, Expires 5/04/21	1	5,238,000	AUD	(13,000)
  |  51

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Written (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
AUD/USD, Counterparty HSBK, May Strike Price $0.78, Expires 5/05/21	1	2,772,000	AUD	$(11,549)
AUD/USD, Counterparty MSCO, November Strike Price $0.72, Expires 11/14/19	1	6,000	AUD	(—)
USD/JPY, Counterparty CITI, March Strike Price 108.91 JPY, Expires 3/20/20	1	16,542,000		(145,619)
USD/JPY, Counterparty CITI, March Strike Price 109.16 JPY, Expires 3/30/20	1	19,299,000		(159,950)
USD/JPY, Counterparty CITI, September Strike Price 108.77 JPY, Expires 9/22/20	1	21,367,000		(283,690)
USD/MXN, Counterparty CITI, December Strike Price 19.81 MXN, Expires 12/09/19	1	1,816,000		(36,876)
USD/MXN, Counterparty CITI, March Strike Price 21.82 MXN, Expires 3/06/20	1	941,000		(7,962)
USD/MXN, Counterparty CITI, May Strike Price 19.55 MXN, Expires 5/11/20	1	3,040,000		(171,967)
USD/MXN, Counterparty CITI, May Strike Price 22.55 MXN, Expires 5/11/20	1	3,040,000		(31,254)
USD/MXN, Counterparty CITI, May Strike Price 19.82 MXN, Expires 5/12/20	1	2,171,000		(105,452)
USD/MXN, Counterparty CITI, May Strike Price 23.85 MXN, Expires 5/12/20	1	2,171,000		(12,264)
USD/MXN, Counterparty CITI, May Strike Price 22.85 MXN, Expires 5/14/20	1	3,062,000		(27,818)
USD/MXN, Counterparty CITI, May Strike Price 22.91 MXN, Expires 5/21/20	1	586,000		(5,453)
USD/MXN, Counterparty CITI, September Strike Price 23.00 MXN, Expires 9/03/20	1	1,892,000		(31,744)
USD/MXN, Counterparty CITI, September Strike Price 24.30 MXN, Expires 9/08/20	1	1,260,000		(13,443)
USD/MXN, Counterparty GSCO, March Strike Price 19.49 MXN, Expires 3/12/20	1	1,210,000		(58,387)
USD/MXN, Counterparty GSCO, March Strike Price 22.11 MXN, Expires 3/12/20	1	1,210,000		(9,007)
USD/MXN, Counterparty JPHQ, November Strike Price 21.00 MXN, Expires 11/14/19	1	6,124,000		(12,634)
USD/MXN, Counterparty JPHQ, May Strike Price 23.76 MXN, Expires 5/13/20	1	1,750,000		(10,356)
USD/MXN, Counterparty MSCO, December Strike Price 19.81 MXN, Expires 12/10/19	1	3,027,000		(62,102)
USD/MXN, Counterparty MSCO, March Strike Price 22.56 MXN, Expires 3/05/20	1	2,270,000		(11,784)
USD/MXN, Counterparty MSCO, March Strike Price 20.49 MXN, Expires 3/10/20	1	1,892,000		(43,183)
USD/MXN, Counterparty MSCO, March Strike Price 22.87 MXN, Expires 3/12/20	1	700,000		(3,267)
USD/MXN, Counterparty MSCO, June Strike Price 24.20 MXN, Expires 6/15/20	1	500,000		(3,166)
USD/MXN, Counterparty MSCO, September Strike Price 24.56 MXN, Expires 9/04/20	1	4,540,000		(43,480)
USD/MXN, Counterparty MSCO, September Strike Price 25.68 MXN, Expires 9/10/20	1	378,000		(2,623)
				(1,409,232)
Puts - Over-the-Counter
Currency Options (0.2)%
USD/JPY, Counterparty CITI, March Strike Price 102.84 JPY, Expires 3/20/20	1	16,542,000		(125,570)
USD/JPY, Counterparty CITI, March Strike Price 100.13 JPY, Expires 3/30/20	1	9,650,000		(45,181)
USD/JPY, Counterparty CITI, September Strike Price 100.03 JPY, Expires 9/22/20	1	10,683,000		(124,179)
USD/MXN, Counterparty CITI, March Strike Price 18.96 MXN, Expires 3/06/20	1	1,512,000		(7,536)
USD/MXN, Counterparty CITI, March Strike Price 19.38 MXN, Expires 3/06/20	1	907,000		(8,701)
USD/MXN, Counterparty CITI, March Strike Price 19.37 MXN, Expires 3/09/20	1	2,270,000		(21,776)
USD/MXN, Counterparty CITI, May Strike Price 19.55 MXN, Expires 5/11/20	1	3,040,000		(44,721)
USD/MXN, Counterparty CITI, May Strike Price 19.69 MXN, Expires 5/12/20	1	1,086,000		(18,651)
USD/MXN, Counterparty CITI, May Strike Price 19.24 MXN, Expires 5/14/20	1	4,593,000		(47,496)
  |  52

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
	Number of Contracts	Notional Amount*	Value
Options Written (continued)
Currency Options (continued)
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	1,911,000	$(73,786)
USD/MXN, Counterparty CITI, May Strike Price 19.09 MXN, Expires 5/21/20	1	586,000	(5,133)
USD/MXN, Counterparty CITI, September Strike Price 19.76 MXN, Expires 9/03/20	1	3,783,000	(79,704)
USD/MXN, Counterparty GSCO, March Strike Price 19.40 MXN, Expires 3/12/20	1	1,500,000	(15,107)
USD/MXN, Counterparty JPHQ, November Strike Price 19.44 MXN, Expires 11/13/19	1	1,750,000	(6,808)
USD/MXN, Counterparty JPHQ, November Strike Price 19.36 MXN, Expires 11/14/19	1	3,062,000	(9,174)
USD/MXN, Counterparty MSCO, December Strike Price 19.81 MXN, Expires 12/10/19	1	3,027,000	(39,469)
USD/MXN, Counterparty MSCO, March Strike Price 19.05 MXN, Expires 3/12/20	1	700,000	(4,162)
USD/MXN, Counterparty MSCO, June Strike Price 19.05 MXN, Expires 6/15/20	1	700,000	(6,419)
USD/MXN, Counterparty MSCO, September Strike Price 19.76 MXN, Expires 9/10/20	1	1,135,000	(24,625)
			(708,198)
Total Options Written (Premiums received $2,977,063)			(2,117,430)

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]The coupon rate shown represents the rate at period end.
[b]Redemption price at maturity and coupon payment are adjusted for inflation.
[c]Principal amount is stated in 1,000 Brazilian Real Units.
[d]Principal amount is stated in 100 Mexican Peso Units.
[e]The security was issued on a discount basis with no stated coupon rate.
[f]Principal amount is stated in 10 Mexican Peso Units.
[g]See Note 6 regarding investments in affiliated management investment companies.
[h]The rate shown is the annualized seven-day effective yield at period end.
  |  53

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
At September 30, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Indian Rupee	HSBK	Buy	98,562,000	1,391,922		10/03/19	$2,712	$ —
Indian Rupee	HSBK	Sell	98,562,000	1,412,367		10/03/19	17,732	—
Norwegian Krone	DBAB	Buy	7,740,000	854,399		10/03/19	—	(3,664)
Swedish Krona	DBAB	Buy	10,525,000	1,082,819		10/03/19	—	(13,584)
Swedish Krona	DBAB	Sell	10,525,000	1,087,867		10/03/19	18,632	—
Euro	CITI	Buy	11,011,000	12,046,364		10/04/19	—	(41,505)
Euro	CITI	Sell	11,011,000	12,531,619		10/04/19	526,760	—
Euro	GSCO	Sell	724,793	824,554		10/04/19	34,340	—
Indian Rupee	BNDP	Sell	115,477,000	1,654,967		10/07/19	21,830	—
Australian Dollar	CITI	Buy	17,916,470	12,161,879		10/08/19	—	(65,477)
Australian Dollar	CITI	Sell	17,916,470	12,791,643		10/08/19	695,241	—
Euro	BOFA	Sell	925,820	1,054,167		10/08/19	44,447	—
Euro	DBAB	Buy	3,493,966	3,851,731		10/08/19	—	(41,136)
Euro	DBAB	Sell	3,493,966	3,978,754		10/08/19	168,160	—
Euro	GSCO	Sell	616,000	701,378		10/08/19	29,555	—
Euro	UBSW	Sell	596,153	679,022		10/09/19	28,790	—
Australian Dollar	JPHQ	Buy	3,574,810	2,422,473		10/11/19	—	(8,646)
Australian Dollar	JPHQ	Sell	3,574,810	2,565,605		10/11/19	151,777	—
Euro	BZWS	Sell	736,000	842,783		10/11/19	39,886	—
Euro	HSBK	Sell	5,247,292	6,008,097		10/11/19	283,867	—
Euro	JPHQ	Buy	413,324	451,247		10/11/19	—	(355)
Euro	JPHQ	Sell	413,325	473,385		10/11/19	22,492	—
Australian Dollar	JPHQ	Buy	3,574,810	2,422,745		10/15/19	—	(8,550)
Australian Dollar	JPHQ	Sell	3,574,810	2,562,298		10/15/19	148,103	—
Euro	BOFA	Sell	208,570	238,667		10/15/19	11,064	—
Euro	DBAB	Buy	7,369,606	8,128,639		10/15/19	—	(86,530)
Euro	DBAB	Sell	7,369,606	8,424,565		10/15/19	382,457	—
Euro	GSCO	Sell	247,466	282,926		10/15/19	12,877	—
Swedish Krona	DBAB	Buy	29,307,000	2,748,708	EUR	10/15/19	—	(19,682)
Euro	BOFA	Sell	473,306	544,018		10/16/19	27,478	—
Euro	GSCO	Sell	191,000	219,522		10/16/19	11,075	—
Euro	HSBK	Sell	396,000	454,659		10/16/19	22,487	—
Euro	SCNY	Sell	327,000	375,589		10/17/19	18,690	—
Japanese Yen	HSBK	Buy	568,322,970	5,297,922		10/21/19	—	(33,136)
Japanese Yen	HSBK	Sell	568,322,970	5,364,356		10/21/19	99,571	—
Japanese Yen	JPHQ	Buy	358,061,070	3,335,299		10/21/19	—	(18,321)
Japanese Yen	JPHQ	Sell	358,061,070	3,372,376		10/21/19	55,398	—
Euro	CITI	Buy	2,603,880	2,852,551		10/22/19	—	(9,409)
Euro	CITI	Sell	2,603,880	2,942,905		10/22/19	99,764	—
Euro	GSCO	Sell	277,029	317,849		10/23/19	15,340	—
Euro	UBSW	Sell	140,305	161,180		10/23/19	7,970	—
Euro	DBAB	Sell	922,000	1,052,555		10/24/19	45,669	—
Euro	UBSW	Sell	573,000	658,030		10/24/19	32,276	—
Euro	DBAB	Sell	434,885	495,056		10/25/19	20,093	—
Euro	HSBK	Sell	677,192	770,563		10/25/19	30,963	—
  |  54

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BOFA	Sell	118,760	134,383		10/29/19	$4,635	$ —
Euro	CITI	Buy	384,000	420,895		10/29/19	—	(1,367)
Euro	CITI	Sell	805,010	911,352		10/29/19	31,862	—
Euro	JPHQ	Buy	1,228,000	1,370,181		10/29/19	—	(28,566)
Euro	JPHQ	Sell	1,228,000	1,389,212		10/29/19	47,597	—
Euro	SCNY	Sell	670,194	758,393		10/29/19	26,192	—
Swedish Krona	DBAB	Buy	17,593,215	1,828,037		10/29/19	—	(37,414)
Swedish Krona	DBAB	Sell	17,593,215	1,821,555		10/29/19	30,931	—
Euro	DBAB	Buy	2,035,000	2,247,118		10/30/19	—	(23,656)
Euro	DBAB	Sell	5,139,068	5,817,570		10/30/19	202,570	—
Brazilian Real	DBAB	Buy	8,737,100	1,920,664	EUR	10/31/19	—	(1,392)
Euro	BOFA	Sell	118,760	134,285		10/31/19	4,519	—
Euro	CITI	Sell	2,799,776	329,778,010	JPY	10/31/19	—	(2,088)
Euro	GSCO	Sell	1,005,086	1,136,114		10/31/19	37,875	—
Euro	HSBK	Sell	810,000	917,301		10/31/19	32,228	—
Euro	CITI	Sell	442,000	500,477		11/04/19	17,385	—
Indian Rupee	JPHQ	Sell	268,284,800	3,711,358		11/04/19	—	(69,387)
Indian Rupee	BNDP	Sell	116,441,000	1,609,813		11/06/19	—	(30,710)
Indian Rupee	HSBK	Sell	203,799,437	2,802,330		11/06/19	—	(68,976)
Australian Dollar	BOFA	Buy	10,100,000	6,879,817		11/07/19	—	(53,533)
Australian Dollar	BOFA	Sell	10,100,000	6,865,424		11/07/19	39,140	—
Indian Rupee	HSBK	Sell	168,033,267	2,316,582		11/07/19	—	(50,533)
Euro	JPHQ	Buy	247,137	270,367		11/08/19	—	(184)
Euro	JPHQ	Sell	247,137	280,647		11/08/19	10,463	—
Australian Dollar	JPHQ	Buy	3,574,810	2,424,568		11/13/19	—	(8,064)
Australian Dollar	JPHQ	Sell	3,574,810	2,505,137		11/13/19	88,633	—
Euro	JPHQ	Buy	186,425	204,019		11/13/19	—	(143)
Euro	JPHQ	Sell	186,425	210,229		11/13/19	6,353	—
Indian Rupee	HSBK	Sell	143,826,000	1,999,249		11/13/19	—	(25,387)
Swedish Krona	DBAB	Buy	29,307,000	2,747,974	EUR	11/13/19	—	(19,700)
Euro	HSBK	Sell	152,000	173,354		11/14/19	7,115	—
Norwegian Krone	DBAB	Buy	15,334,000	1,722,528		11/14/19	—	(35,958)
Euro	DBAB	Sell	5,442,103	6,220,596		11/15/19	268,288	—
Euro	JPHQ	Buy	735,695	805,238		11/15/19	—	(571)
Euro	JPHQ	Sell	735,695	840,958		11/15/19	36,291	—
Indian Rupee	HSBK	Sell	187,203,000	2,593,378		11/18/19	—	(40,288)
Norwegian Krone	DBAB	Buy	6,327,000	708,856		11/18/19	—	(12,928)
Norwegian Krone	DBAB	Buy	25,589,000	2,843,902		11/19/19	—	(29,255)
Swedish Krona	DBAB	Buy	2,092,000	218,164		11/19/19	—	(4,977)
Swedish Krona	DBAB	Sell	2,092,000	216,884		11/19/19	3,697	—
Euro	BOFA	Sell	989,468	1,122,907		11/20/19	40,322	—
Euro	GSCO	Sell	582,885	661,195		11/20/19	23,456	—
Euro	JPHQ	Buy	3,955,910	4,420,795		11/20/19	—	(92,601)
Euro	JPHQ	Sell	3,955,910	4,492,035		11/20/19	163,841	—
Indian Rupee	JPHQ	Sell	101,412,000	1,408,246		11/20/19	—	(18,125)
Australian Dollar	JPHQ	Sell	3,574,810	256,968,390	JPY	11/21/19	—	(31,927)
  |  55

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BOFA	Sell	781,000	885,912		11/21/19	$31,357	$ —
Euro	CITI	Sell	48,798	55,342		11/21/19	1,948	—
Euro	GSCO	Sell	276,962	314,116		11/21/19	11,070	—
Euro	JPHQ	Buy	2,633,785	2,943,495		11/21/19	—	(61,661)
Euro	JPHQ	Sell	2,633,785	2,983,788		11/21/19	101,954	—
Euro	UBSW	Sell	200,326	227,037		11/21/19	7,845	—
Euro	HSBK	Sell	3,273,651	386,242,716	JPY	11/22/19	3,010	—
Euro	JPHQ	Buy	2,633,785	2,943,680		11/22/19	—	(61,658)
Euro	JPHQ	Sell	2,633,785	2,936,828		11/22/19	54,806	—
Japanese Yen	CITI	Buy	432,687,600	4,091,618		11/26/19	—	(74,363)
Japanese Yen	CITI	Sell	432,687,600	4,093,184		11/26/19	75,929	—
Norwegian Krone	DBAB	Buy	18,969,500	2,116,860		11/26/19	—	(30,175)
Swedish Krona	DBAB	Buy	42,055,000	4,378,198		11/26/19	—	(90,781)
Swedish Krona	DBAB	Sell	42,055,000	4,361,873		11/26/19	74,456	—
Japanese Yen	JPHQ	Buy	307,635,200	2,906,412		11/27/19	—	(50,031)
Japanese Yen	JPHQ	Sell	307,635,200	2,859,576		11/27/19	3,195	—
Australian Dollar	BNDP	Buy	5,500,000	3,780,826		11/29/19	—	(61,292)
Australian Dollar	BNDP	Sell	5,500,000	3,803,002		11/29/19	83,468	—
Euro	BNDP	Sell	14,000,000	15,828,890		11/29/19	502,369	—
Euro	BZWS	Sell	1,011,996	1,144,264		11/29/19	36,380	—
Euro	DBAB	Sell	3,690,518	4,173,146		11/29/19	132,945	—
Euro	MSCO	Sell	807,000	912,733		11/29/19	29,269	—
Swedish Krona	DBAB	Buy	26,245,894	2,727,907		11/29/19	—	(51,722)
Swedish Krona	DBAB	Sell	26,245,895	2,722,674		11/29/19	46,490	—
Euro	BNDP	Sell	2,850,000	3,220,927		12/03/19	99,686	—
Euro	CITI	Sell	1,950,000	2,203,714		12/03/19	68,128	—
Euro	BOFA	Sell	1,804,621	2,044,230		12/04/19	67,669	—
Euro	GSCO	Sell	724,793	821,712		12/04/19	27,863	—
Euro	GSCO	Sell	399,000	453,551		12/05/19	16,493	—
Euro	JPHQ	Buy	723,010	792,475		12/05/19	—	(502)
Euro	JPHQ	Sell	723,010	821,069		12/05/19	29,095	—
Euro	SCNY	Sell	337,841	383,645		12/05/19	13,580	—
Euro	UBSW	Sell	596,153	676,259		12/05/19	23,242	—
Indian Rupee	HSBK	Sell	98,129,000	1,339,554		12/05/19	—	(38,005)
Japanese Yen	JPHQ	Buy	180,659,970	1,693,077		12/05/19	—	(14,367)
Japanese Yen	JPHQ	Sell	180,659,970	1,706,245		12/05/19	27,535	—
Japanese Yen	HSBK	Buy	554,881,570	5,202,383		12/06/19	—	(45,810)
Japanese Yen	HSBK	Sell	554,881,570	5,252,815		12/06/19	96,244	—
Japanese Yen	JPHQ	Buy	187,938,620	1,761,730		12/06/19	—	(15,197)
Japanese Yen	JPHQ	Sell	187,938,620	1,775,095		12/06/19	28,562	—
Mexican Peso	CITI	Buy	11,498,540	449,530	EUR	12/06/19	83,854	—
Mexican Peso	CITI	Sell	11,498,540	496,359	EUR	12/06/19	—	(32,554)
Euro	BOFA	Sell	926,408	1,060,117		12/09/19	44,955	—
Euro	DBAB	Sell	3,493,966	3,994,722		12/09/19	166,018	—
South Korean Won	GSCO	Buy	4,520,000,000	3,776,107		12/09/19	726	—
South Korean Won	GSCO	Sell	4,520,000,000	3,816,601		12/09/19	39,768	—
  |  56

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	DBAB	Sell	780,000	895,401		12/11/19	$40,509	$ —
Australian Dollar	BNDP	Sell	5,500,000	403,366,700	JPY	12/12/19	30,001	—
Australian Dollar	HSBK	Sell	4,580,000	343,639,690	JPY	12/12/19	97,006	—
Australian Dollar	JPHQ	Sell	2,080,000	155,904,528	JPY	12/12/19	42,578	—
Swedish Krona	DBAB	Buy	29,307,000	2,747,072	EUR	12/13/19	—	(19,400)
Indian Rupee	HSBK	Sell	72,097,335	993,692		12/16/19	—	(16,893)
Indian Rupee	JPHQ	Sell	264,945,940	3,669,993		12/16/19	—	(43,743)
Euro	BOFA	Sell	494,734	563,997		12/18/19	21,396	—
Euro	DBAB	Sell	1,328,838	1,514,344		12/18/19	56,936	—
Euro	GSCO	Sell	247,466	281,815		12/18/19	10,405	—
Japanese Yen	HSBK	Buy	590,489,000	5,510,724		12/19/19	—	(15,488)
Japanese Yen	HSBK	Sell	590,489,000	5,601,087		12/19/19	105,850	—
Norwegian Krone	DBAB	Buy	25,589,000	2,844,771		12/19/19	—	(28,626)
Japanese Yen	JPHQ	Buy	290,057,590	2,708,429		12/20/19	—	(8,788)
Japanese Yen	JPHQ	Sell	290,057,590	2,717,136		12/20/19	17,495	—
Norwegian Krone	DBAB	Buy	15,493,000	1,731,448		12/23/19	—	(26,251)
Euro	CITI	Sell	2,799,776	329,906,800	JPY	12/30/19	—	(400)
Indian Rupee	BNDP	Sell	32,488,000	445,361		1/13/20	—	(8,324)
Australian Dollar	JPHQ	Sell	2,990,000	219,313,480	JPY	1/14/20	20,567	—
Australian Dollar	JPHQ	Buy	3,574,810	2,428,275		1/15/20	—	(7,596)
Australian Dollar	JPHQ	Sell	3,574,810	2,504,565		1/15/20	83,886	—
Indian Rupee	CITI	Sell	268,157,000	3,661,846		1/16/20	—	(81,429)
Euro	DBAB	Sell	3,464,889	3,945,884		1/23/20	135,349	—
South Korean Won	DBAB	Buy	600,000,000	502,218		1/30/20	33	—
South Korean Won	DBAB	Sell	57,386,667,500	48,975,180		1/30/20	937,616	—
Euro	JPHQ	Buy	5,133,700	5,740,364		2/03/20	—	(90,373)
Euro	JPHQ	Sell	5,133,700	5,802,313		2/03/20	152,321	—
Indian Rupee	HSBK	Sell	98,562,000	1,368,917		2/03/20	—	(3,737)
Swedish Krona	DBAB	Buy	29,307,000	2,745,181	EUR	2/13/20	—	(19,508)
Australian Dollar	JPHQ	Sell	3,574,810	255,818,731	JPY	2/21/20	—	(31,603)
Euro	SCNY	Sell	388,000	435,472		2/24/20	7,848	—
Australian Dollar	CITI	Sell	8,970,177	641,289,199	JPY	2/25/20	—	(84,293)
Euro	HSBK	Sell	3,273,651	386,302,624	JPY	2/25/20	3,459	—
Japanese Yen	CITI	Buy	456,484,500	4,346,234		2/26/20	—	(78,154)
Japanese Yen	CITI	Sell	456,484,500	4,297,191		2/26/20	29,111	—
Norwegian Krone	DBAB	Buy	18,969,500	2,118,385		2/26/20	—	(29,919)
Indian Rupee	SCNY	Sell	127,703,000	1,729,104		2/27/20	—	(43,892)
Japanese Yen	CITI	Buy	311,263,700	2,960,649		2/27/20	—	(50,190)
Japanese Yen	CITI	Sell	311,263,700	2,921,682		2/27/20	11,223	—
Japanese Yen	JPHQ	Buy	307,641,100	2,926,096		2/27/20	—	(49,510)
Japanese Yen	JPHQ	Sell	29,245,000	273,677		2/27/20	223	—
Euro	BZWS	Sell	2,023,992	2,274,451		2/28/20	43,163	—
Indian Rupee	SCNY	Sell	153,361,000	2,081,998		2/28/20	—	(46,953)
Japanese Yen	CITI	Buy	597,753,000	5,725,683		2/28/20	—	(136,076)
Japanese Yen	CITI	Sell	597,753,000	5,611,139		2/28/20	21,533	—
Indian Rupee	SCNY	Sell	319,050,200	4,326,750		3/03/20	—	(100,011)
  |  57

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	CITI	Sell	10,100,000	723,337,093	JPY	3/06/20	$ —	$(80,445)
Euro	CITI	Sell	2,047,790	2,286,358		3/06/20	27,772	—
Japanese Yen	HSBK	Buy	217,459,310	2,049,732		3/06/20	—	(15,395)
Japanese Yen	HSBK	Sell	217,459,310	2,074,142		3/06/20	39,805	—
Japanese Yen	JPHQ	Buy	206,531,830	1,948,837		3/06/20	—	(16,727)
Singapore Dollar	HSBK	Buy	16,053,000	11,580,580		3/10/20	51,717	—
Singapore Dollar	HSBK	Sell	24,790,000	18,217,225		3/10/20	253,939	—
Singapore Dollar	SCNY	Sell	18,025,000	13,038,541		3/10/20	—	(22,703)
South Korean Won	HSBK	Sell	13,355,000,000	11,213,266		3/10/20	17,241	—
Mexican Peso		Sell	163,836,511	8,132,055		3/11/20	36,334	—
Australian Dollar	JPHQ	Sell	2,710,000	202,235,267	JPY	3/12/20	55,113	—
Australian Dollar	HSBK	Sell	1,160,000	86,246,580	JPY	3/13/20	20,636	—
Swedish Krona	DBAB	Buy	29,307,000	2,744,153	EUR	3/13/20	—	(19,506)
Indian Rupee	JPHQ	Sell	72,650,060	994,866		3/16/20	—	(11,456)
South Korean Won	CITI	Sell	955,000,000	811,281		3/20/20	10,367	—
Euro	GSCO	Sell	276,962	310,413		3/23/20	4,592	—
Japanese Yen	HSBK	Buy	856,040,190	8,056,578		3/23/20	—	(39,989)
Japanese Yen	HSBK	Sell	856,040,190	8,172,494		3/23/20	155,906	—
Japanese Yen	JPHQ	Buy	579,491,590	5,449,493		3/23/20	—	(22,709)
Norwegian Krone	DBAB	Buy	15,493,000	1,732,862		3/23/20	—	(27,014)
Japanese Yen	JPHQ	Buy	150,402,430	1,427,820		3/24/20	—	(19,255)
Norwegian Krone	DBAB	Buy	11,654,000	1,296,027		3/24/20	—	(12,865)
Euro	HSBK	Sell	3,273,736	387,021,103	JPY	3/25/20	9,442	—
Euro	BZWS	Sell	1,011,996	1,121,287		3/31/20	3,247	—
Euro	CITI	Sell	2,799,776	329,924,999	JPY	3/31/20	—	(1,995)
Euro	SCNY	Sell	683,487	757,672		3/31/20	2,565	—
Euro	JPHQ	Sell	4,307,285	507,686,761	JPY	4/02/20	—	(2,013)
Australian Dollar	JPHQ	Sell	3,574,810	254,953,627	JPY	5/21/20	—	(31,339)
Euro	HSBK	Sell	3,273,651	386,547,166	JPY	5/22/20	4,160	—
Japanese Yen	HSBK	Buy	217,459,310	2,061,624		6/08/20	—	(15,704)
Japanese Yen	HSBK	Sell	217,459,310	2,085,041		6/08/20	39,120	—
Japanese Yen	JPHQ	Buy	206,531,820	1,960,306		6/08/20	—	(17,195)
Japanese Yen	BNDP	Buy	1,687,781,000	16,060,339		6/10/20	—	(179,289)
Japanese Yen	BNDP	Sell	404,666,000	3,839,274		6/10/20	31,599	—
Australian Dollar	HSBK	Sell	1,190,000	88,230,765	JPY	6/12/20	21,893	—
Australian Dollar	JPHQ	Sell	3,230,000	239,578,426	JPY	6/12/20	60,316	—
Euro	JPHQ	Buy	723,010	803,275		6/15/20	—	(567)
Euro	JPHQ	Sell	723,010	840,225		6/15/20	37,517	—
Swedish Krona	DBAB	Buy	29,307,000	2,740,662	EUR	6/15/20	—	(19,418)
Japanese Yen	JPHQ	Buy	290,057,590	2,742,812		6/22/20	—	(11,559)
Japanese Yen	BNDP	Buy	733,004,570	7,001,057		6/24/20	—	(98,073)
Euro	CITI	Sell	2,799,776	329,869,003	JPY	6/30/20	—	(3,803)
Australian Dollar	JPHQ	Sell	3,574,809	254,061,349	JPY	8/21/20	—	(31,000)
Australian Dollar	CITI	Sell	8,946,293	634,995,766	JPY	8/24/20	—	(84,581)
Euro	HSBK	Sell	3,273,651	386,838,193	JPY	8/24/20	5,249	—
Japanese Yen	CITI	Buy	374,523,000	3,623,847		8/31/20	—	(82,826)
  |  58

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	CITI	Sell	374,523,000	3,554,445		8/31/20	$13,424	$ —
Euro	CITI	Sell	2,799,776	329,980,994	JPY	9/30/20	—	(4,255)
Total Forward Exchange Contracts							$9,051,260	$(3,558,681)
Net unrealized appreciation (depreciation)							$5,492,579

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2019, the Fund had the following interest rate swap contracts outstanding. See  Note 3.
Interest Rate Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual	1/29/25	$2,220,000	$(47,485)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual	2/03/25	2,960,000	(44,474)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.449%	Semi-Annual	7/02/25	4,540,000	(237,856)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.310%	Semi-Annual	7/29/25	7,284,000	(327,327)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.752%	Semi-Annual	7/29/45	5,970,000	(1,338,629)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.378%	Semi-Annual	11/18/46	21,600,000	(3,342,945)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	5,060,000	(1,490,147)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	5,060,000	(1,516,397)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	5,060,000	(1,536,297)
Total Interest Rate Swap Contracts				$(9,881,557)
See Abbreviations on page 67.
  |  59

Templeton Income Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
  |  60

Templeton Income Trust
Notes to Statements of Investments (unaudited)
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
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Templeton Income Trust
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS (continued)
At September 30, 2019, the Funds received United Kingdom Treasury Bonds, Canadian Government Bonds, U.S. Government Agency Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Templeton Global Bond Fund $349,692,781
Templeton Global Total Return Fund $51,027,892
Templeton International Bond Fund $4,579,200
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
Certain or all Funds invested in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Templeton Emerging Markets Bond Fund - Forwards, swaps, options and VRI
Templeton Global Bond Fund - Forwards, swaps, options and VRI
Templeton Global Total Return Fund - Forwards, swaps, options and VRI
Templeton International Bond Fund - Forwards, swaps,options and VRI
4.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
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Templeton Income Trust
Notes to Statements of Investments (unaudited)
5.  RESTRICTED SECURITIES
At September 30, 2019, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 (1933 Act) deemed to be liquid, were as follows:
Principal Amount/Shares	Issuer	Acquisition Date	Cost	Value
Templeton Emerging Markets Bond Fund
2,171,539	K2016470219 South Africa Ltd., A	5/16/13 - 2/01/17	$14,538	$1,434
619,903	K2016470219 South Africa Ltd., B	2/01/17	460	409
556,680	Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	12/18/13	556,680	563,567
	Total Restricted Securities (Value is 1.2% of Net Assets)		$571,678	$565,410
Templeton Global Total Return Fund
434,200,485	K2016470219 South Africa Ltd., A	2/22/11 - 2/01/17	$1,608,225	$286,716
50,014,925	K2016470219 South Africa Ltd., B	2/01/17	37,134	33,026
	Total Restricted Securities (Value is 0.0%† of Net Assets)		$1,645,359	$319,742

†Rounds to less than 0.1% of net assets.
6.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2019, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Templeton Emerging Markets Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	$13,375,809	$26,770,654	$(19,602,174)	$ —	$ —	$20,544,289	20,544,289	$238,682
Templeton Global Bond Fund
Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	$7,481,574,945	$10,631,373,957	$(12,894,268,350)	$ —	$ —	$5,218,680,552	5,218,680,552	$105,370,742
Templeton Global Total Return Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	$1,387,429,048	$1,523,325,416	$(1,636,890,633)	$ —	$ —	$1,273,863,831	1,273,863,831	$21,043,026
Templeton International Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	$93,932,011	$165,693,330	$(148,761,659)	$ —	$ —	$110,863,682	110,863,682	$1,743,685
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Templeton Income Trust
Notes to Statements of Investments (unaudited)
7.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:[a]
Equity Investments:
South Africa	$—	$—	$1,843	$1,843
Foreign Government and Agency Securities	—	21,680,609	—	21,680,609
Quasi-Sovereign and Corporate Bonds:
Costa Rica	—	—	563,567	563,567
South Africa	—	—	885	885
Options Purchased	—	185,589	—	185,589
Short Term Investments	20,544,289	3,288,598	—	23,832,887
Total Investments in Securities	$20,544,289	$25,154,796	$566,295	$46,265,380
Other Financial Instruments:
Forward Exchange Contracts	$—	$423,934	$—	$423,934
Liabilities:
Other Financial Instruments:
Options Written	$—	$92,937	$—	$92,937
Forward Exchange Contracts	—	139,663	—	139,663
Swap Contracts	—	404,912	—	404,912
Total Other Financial Instruments	$ —	$637,512	$ —	$637,512
Templeton Global Bond Fund
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$15,147,834,758	$—	$15,147,834,758
U.S. Government and Agency Securities	—	802,260,062	—	802,260,062
Options Purchased	—	286,302,718	—	286,302,718
Short Term Investments	9,849,057,832	2,435,577,282	—	12,284,635,114
Total Investments in Securities	$9,849,057,832	$18,671,974,820	$ —	$28,521,032,652
Other Financial Instruments:
Forward Exchange Contracts	$—	$710,512,953	$—	$710,512,953
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Templeton Income Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Templeton Global Bond Fund (continued)
Liabilities:
Other Financial Instruments:
Options Written	$—	$190,662,469	$—	$190,662,469
Forward Exchange Contracts	—	260,454,610	—	260,454,610
Swap Contracts	—	756,579,658	—	756,579,658
Total Other Financial Instruments	$ —	$1,207,696,737	$ —	$1,207,696,737
Templeton Global Total Return Fund
Assets:
Investments in Securities:[a]
Equity Investments:
South Africa	$—	$—	$319,742	$319,742
Foreign Government and Agency Securities	—	2,461,178,256	—	2,461,178,256
U.S. Government and Agency Securities	—	31,678,279	—	31,678,279
Quasi-Sovereign and Corporate Bonds:
South Africa	—	—	117,905	117,905
Escrows and Litigation Trusts	—	—	—[b]	—
Options Purchased	—	46,868,777	—	46,868,777
Short Term Investments	2,129,742,123	565,944,993	—	2,695,687,116
Total Investments in Securities	$2,129,742,123	$3,105,670,305	$437,647	$5,235,850,075
Other Financial Instruments:
Forward Exchange Contracts	$—	$114,396,271	$—	$114,396,271
Liabilities:
Other Financial Instruments:
Options Written	$—	$31,375,425	$—	$31,375,425
Forward Exchange Contracts	—	48,480,654	—	48,480,654
Swap Contracts	—	118,229,210	—	118,229,210
Total Other Financial Instruments	$ —	$198,085,289	$ —	$198,085,289
Templeton International Bond Fund
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$240,826,637	$—	$240,826,637
Options Purchased	—	3,273,737	—	3,273,737
Short Term Investments	110,863,682	55,379,098	—	166,242,780
Total Investments in Securities	$110,863,682	$299,479,472	$ —	$410,343,154
Other Financial Instruments:
Forward Exchange Contracts	$—	$9,051,260	$—	$9,051,260
Liabilities:
Other Financial Instruments:
Options Written	$—	$2,117,430	$—	$2,117,430
Forward Exchange Contracts	—	3,558,681	—	3,558,681
Swap Contracts	—	9,881,557	—	9,881,557
Total Other Financial Instruments	$ —	$15,557,668	$ —	$15,557,668

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes securities determined to have no value at September 30, 2019.
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Templeton Income Trust
Notes to Statements of Investments (unaudited)
7.  FAIR VALUE MEASUREMENTS (continued)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the nine months ended September 30, 2019, is as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Equity Investments:[b]
South Africa	$ 1,943[c]	$—	$ —[c]	$—	$—	$—	$(122,662)	$122,562	$ 1,843	$ (100)
Quasi-Sovereign and Corporate Bonds:
Costa Rica	532,069	—	(9,420)	—	—	—	—	40,918	563,567	40,351
South Africa	1,137	23	—	552	—	—	—	(827)	885	(827)
Total Investments in Securities	$ 535,149	$23	$ (9,420)	$552	$—	$—	$(122,662)	$162,653	$ 566,295	$39,424
aThe investment was transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
bIncludes common stock as well as other equity interests.
cIncludes securities determined to have no value.
Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2019, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount	Impact to Fair Value if Input Increases[a]
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds
Costa Rica	$563,567	Discounted cash flow model	Discount rate[b]	7.8%	Increase[c]
All Other Investments[d]	2,728
Total	$566,295
aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bThe discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
cRepresents a significant impact to fair value and net assets.
dIncludes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.
8.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
  |  66

Templeton Income Trust
Notes to Statements of Investments (unaudited)
ABBREVIATIONS
Counterparty
BNDP	BNP Paribas
BOFA	Bank of America Corp.
BZWS	Barclays Bank PLC
CITI	Citigroup, Inc.
DBAB	Deutsche Bank AG
GSCO	The Goldman Sachs Group Inc.
HSBK	HSBC Bank PLC
JPHQ	JP Morgan Chase & Co.
MSCO	Morgan Stanley
SCNY	Standard Chartered Bank
UBSW	UBS AG
Currency
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
DEM	Deutsche Mark
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
Selected Portfolio
ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
BADLAR	Argentina Deposit Rates Badlar Private Banks ARS
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
PIK	Payment-In-Kind

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
  |  67